UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: November 1, 2012 – January 31, 2013

Item 1. Schedule of Investments.

ALPS/Alerian MLP Infrastructure Index Fund
STATEMENT OF INVESTMENTS
January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

MASTER LIMITED PARTNERSHIPS SHARES (103.48%)
Gathering & Processing (21.42%)
Copano Energy LLC	2,203	$85,829
DCP Midstream Partners LP	1,253	56,523
MarkWest Energy Partners LP	2,844	157,046
PVR Partners LP	2,718	72,652
Targa Resources Partners LP	2,438	97,910
Western Gas Partners LP	1,531	80,484
Williams Partners LP	2,868	145,522

TOTAL GATHERING & PROCESSING		695,966

Natural Gas Pipelines (37.54%)
Atlas Pipeline Partners LP	1,638	56,576
Boardwalk Pipeline Partners LP	2,946	81,103
El Paso Pipeline Partners LP	3,519	146,602
Energy Transfer Partners LP	4,781	224,659
Enterprise Products Partners LP	5,700	323,019
ONEOK Partners LP	3,416	203,594
Regency Energy Partners LP	4,068	100,561
Spectra Energy Partners LP	1,146	39,411
TC Pipelines LP	1,022	44,253

TOTAL NATURAL GAS PIPELINES		1,219,778

Petroleum Transportation (44.52%)
Access Midstream Partners LP	1,717	62,636
Buckeye Partners LP	2,574	135,495
Enbridge Energy Partners LP	5,116	153,378
Genesis Energy LP	1,981	79,815
Kinder Morgan Energy Partners LP	3,542	314,884
Magellan Midstream Partners LP	4,864	246,167
NuStar Energy LP	1,834	93,717
Plains All American Pipeline LP	4,574	241,050
Sunoco Logistics Partners LP	1,964	119,136

TOTAL PETROLEUM TRANSPORTATION		1,446,278

TOTAL MASTER LIMITED PARTNERSHIPS SHARES (Cost $2,977,385)		3,362,022

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (0.29%)
Money Market Fund (0.29%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.004%	9,584	$9,584

TOTAL SHORT TERM INVESTMENTS (Cost $ 9,584)			9,584

TOTAL INVESTMENTS (103.77%) (Cost $ 2,986,969)			$3,371,606

Liabilities In Excess Of Other Assets (-3.77%)			(122,608)

NET ASSETS (100.00%)			$3,248,998

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnerships.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

ALPS | Kotak India Growth Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (95.97%)
Basic Materials (2.87%)
Chemicals (0.89%)
Coromandel International, Ltd.	15,605	$65,659

Mining (1.98%)
Hindalco Industries, Ltd.	33,650	73,507
Hindustan Zinc, Ltd.	30,349	73,182

		146,689

TOTAL BASIC MATERIALS		212,348

Communications (2.70%)
Media (1.16%)
Sun TV Network, Ltd.	9,600	85,329

Telecommunications (1.54%)
Bharti Airtel, Ltd.	17,850	113,971

TOTAL COMMUNICATIONS		199,300

Consumer, Cyclical (7.78%)
Apparel (1.13%)
Bata India, Ltd.	5,655	83,672

Auto Manufacturers (4.48%)
Bajaj Auto, Ltd.	2,150	81,972
Mahindra & Mahindra, Ltd.	6,860	114,735
Tata Motors, Ltd.	24,075	133,944

		330,651

Auto Parts & Equipment (1.20%)
Motherson Sumi Systems, Ltd.	23,858	88,507

Textiles (0.97%)
Raymond, Ltd.	10,185	72,057

TOTAL CONSUMER, CYCLICAL		574,887

Consumer, Non-cyclical (18.31%)
Agriculture (5.14%)
ITC, Ltd.	65,650	379,678

Beverages (0.97%)
United Spirits, Ltd.	2,122	71,986

Commercial Services (0.97%)
Info Edge India, Ltd.	11,000	71,295

Food (2.11%)
Britannia Industries, Ltd.	8,459	76,654

	Shares	Value (Note 2)

Food (continued)
GlaxoSmithKline Consumer Healthcare, Ltd.	1,121	$79,483

		156,137

Household Products & Wares (2.03%)
Hindustan Unilever, Ltd.	16,830	149,889

Pharmaceuticals (7.09%)
Cadila Healthcare, Ltd.	4,011	65,159
Cipla, Ltd.	15,148	115,847
Dr. Reddy’s Laboratories, Ltd.	2,578	92,789
Glenmark Pharmaceuticals, Ltd.	8,050	76,060
Lupin, Ltd.	8,360	95,018
Sun Pharmaceutical Industries, Ltd.	5,850	79,016

		523,889

TOTAL CONSUMER, NON-CYCLICAL		1,352,874

Energy (8.04%)
Oil & Gas (8.04%)
Cairn India, Ltd.	13,541	82,308
Hindustan Petroleum Corp., Ltd.	10,800	66,731
Oil & Natural Gas Corp., Ltd.	24,450	156,148
Reliance Industries, Ltd.	17,318	288,709

		593,896

TOTAL ENERGY		593,896

Financials (29.95%)
Banks (21.46%)
Axis Bank, Ltd.	4,689	132,732
Federal Bank, Ltd.	8,100	76,999
HDFC Bank, Ltd.	29,301	354,604
ICICI Bank, Ltd.	19,725	440,490
IndusInd Bank, Ltd.	17,850	146,270
State Bank of India	4,690	215,006
Union Bank of India	27,300	130,695
Yes Bank, Ltd.	9,025	88,636

		1,585,432

Diversified Financial Services (5.01%)
Bajaj Finance, Ltd.	3,339	81,162
Housing Development Finance Corp.	14,025	207,489
Shriram Transport Finance Co., Ltd.	5,457	81,005

		369,656

Investment Companies (1.34%)
Bajaj Holdings and Investment, Ltd.	5,423	98,691

Real Estate (2.14%)
DLF, Ltd.	16,750	87,405

	Shares	Value (Note 2)

Real Estate (continued)
Prestige Estates Projects, Ltd.	20,900	$70,924

		158,329

TOTAL FINANCIALS		2,212,108

Industrials (11.30%)
Building Materials (3.60%)
Century Textiles & Industries, Ltd.	11,538	84,585
India Cements, Ltd.	46,271	75,018
Shree Cement, Ltd.	1,270	106,533

		266,136

Engineering & Construction (5.23%)
Engineers India, Ltd.	17,468	72,519
GMR Infrastructure, Ltd.(a)	216,750	76,955
Larsen & Toubro, Ltd.	8,160	236,693

		386,167

Machinery Diversified (1.49%)
Thermax, Ltd.	10,048	110,001

Metal Fabricate/Hardware (0.98%)
SKF India, Ltd.	6,630	72,147

TOTAL INDUSTRIALS		834,451

Technology (12.67%)
Computers (7.69%)
Infosys, Ltd.	5,925	311,182
Redington India, Ltd.	58,157	98,354
Tata Consultancy Services, Ltd.	6,275	158,641

		568,177

Software (4.98%)
HCL Technologies, Ltd.	4,300	55,696
Hexaware Technologies, Ltd.	59,529	88,275
Persistent Systems, Ltd.	7,344	76,477
Tech Mahindra, Ltd.	7,850	147,020

		367,468

TOTAL TECHNOLOGY		935,645

Utilities (2.35%)
Electric (2.35%)
Power Grid Corp. of India, Ltd.	36,420	75,480
PTC India, Ltd.	68,606	98,514

		173,994

TOTAL UTILITIES		173,994

TOTAL COMMON STOCKS (Cost $6,308,665)		7,089,503

		Shares	Value (Note 2)

RIGHTS (0.03%)
Financials (0.03%)
Diversified Financial Services (0.03%) Bajaj Finance, Ltd., Strike Price 1100 INR, Expires 2/21/13(a)		517	$1,863

TOTAL FINANCIALS			1,863

TOTAL RIGHTS (Cost $0)			1,863

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (0.05%)
Money Market Fund (0.05%)
Dreyfus Cash Advantage Fund, Institutional Class	0.054%	3,808	3,808

TOTAL SHORT TERM INVESTMENTS (Cost $3,808)			3,808

TOTAL INVESTMENTS (96.05%) (Cost $6,312,473)			$7,095,174

Other Assets In Excess Of Liabilities (3.95%)			291,645

NET ASSETS (100.00%)			$7,386,819

(a) Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

INR - Indian Rupee

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

ALPS | Red Rocks Listed Private Equity Fund
STATEMENT OF INVESTMENTS
January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (97.74%)
Communications (3.47%)
Internet (3.47%)
ICG Group, Inc.(a)	362,000	$ 4,344,000
Safeguard Scientifics, Inc.(a)	200,000	3,088,000

		7,432,000

TOTAL COMMUNICATIONS		7,432,000

Diversified (14.02%)
Holding Companies-Diversified Operations (14.02%)
Ackermans & van Haaren N.V.	69,099	6,413,675
Aker ASA, Class A	116,700	4,977,411
Remgro, Ltd.	167,000	3,048,957
Schouw & Co.	232,114	6,927,894
Wendel Investissement	79,300	8,605,217

		29,973,154

TOTAL DIVERSIFIED		29,973,154

Financials (80.25%)
Closed-End Funds (34.53%)
AP Alternative Assets LP(a)	540,447	8,809,286
Candover Investments PLC(a)	212,000	1,386,110
Castle Private Equity, Ltd.(a)	263,517	3,851,191
Conversus Capital LP	465,370	656,172
Electra Private Equity PLC(a)	312,830	10,691,947
Graphite Enterprise Trust PLC	944,000	7,291,252
HarbourVest Global Private Equity, Ltd.(a)	715,200	6,190,056
HBM Healthcare Investments AG, Class A(a)	82,400	4,391,407
HgCapital Trust PLC	283,942	4,814,026
Pantheon International Participations PLC, Ordinary Shares(a)	284,016	4,211,682
Pantheon International Participations PLC, Redeemable Shares(a)	143,200	2,055,383
Princess Private Equity Holding, Ltd.	767,790	7,443,442
Standard Life European Private Equity Trust PLC, Ordinary Shares	1,035,275	3,004,747
SVG Capital PLC(a)	1,781,000	9,038,888

		73,835,589

Diversified Financial Services (15.56%)
Blackstone Group LP	594,300	10,994,550
Intermediate Capital Group PLC	785,000	4,402,335
KKR & Co. LP	607,700	10,257,976

		Shares	Value (Note 2)

Diversified Financial Services (continued)
Onex Corp.		174,700	$ 7,612,254

			33,267,115

Investment Companies (4.72%)
Hosken Consolidated Investments, Ltd.		257,000	3,125,390
Investor AB, B Shares		125,500	3,564,932
Ratos AB, B Shares		354,116	3,414,253

			10,104,575

Private Equity (22.30%)
Altamir Amboise		417,135	4,434,774
American Capital, Ltd.(a)		469,500	6,272,520
Apollo Global Management LLC, Class A		483,359	10,764,405
Aurelius AG		79,764	5,025,254
Bure Equity AB		567,930	2,099,193
The Carlyle Group LP		72,991	2,280,239
Deutsche Beteiligungs AG		110,310	3,055,471
Eurazeo		162,600	8,583,807
GIMV N.V.		59,655	3,312,862
IP Group PLC(a)		945,607	1,859,660

			47,688,185

Real Estate (3.14%)
Brookfield Asset Management, Inc., Class A		181,800	6,713,874

TOTAL FINANCIALS			171,609,338

TOTAL COMMON STOCKS (Cost $172,289,203)			209,014,492

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (2.57%)
Money Market Fund (2.57%)
Dreyfus Treasury Prime Cash Management Fund, Investor Shares	0.00004%	5,501,821	5,501,821

TOTAL SHORT TERM INVESTMENTS (Cost $5,501,821)			5,501,821

TOTAL INVESTMENTS (100.31%) (Cost $177,791,024)			$ 214,516,313

Liabilities In Excess Of Other Assets (-0.31%)			(673,114)

NET ASSETS (100.00%)			$ 213,843,199

(a)	Non-Income Producing Security.

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term
corporation.
AG -	Aktiengesellschaft is a German term that refers to
a corporation that is limited by shares, i.e., owned
by shareholders.
ASA	- Allmenn Aksjeselskap is a Swedish term for “joint
stock company.”
LLC	- Limited Liability Company.
LP	- Limited Partnership.
Ltd.	- Limited.
N.V.	- Naamloze Vennootschap is the Dutch term for a
public limited liability corporation.
PLC	- Public Limited Company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

ALPS/WMC Disciplined Value Fund
STATEMENT OF INVESTMENTS
January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (98.72%)
Consumer Discretionary (8.32%)
Automobiles & Components (1.23%)
TRW Automotive Holdings Corp.(a)	17,600	$1,014,288

Consumer Durables & Apparel (1.13%)
PVH Corp.	7,820	929,563

Media (2.36%)
News Corp., Class A	44,245	1,227,356
Viacom, Inc., Class B	11,980	722,993

		1,950,349

Retailing (3.60%)
Dollar Tree, Inc.(a)	17,930	717,021
Lowe’s Cos., Inc.	36,165	1,381,141
TJX Cos., Inc.	19,280	871,071

		2,969,233

TOTAL CONSUMER DISCRETIONARY		6,863,433

Consumer Staples (6.55%)
Food & Staples Retailing (1.66%)
CVS Caremark Corp.	26,745	1,369,344

Food Beverage & Tobacco (4.89%)
Altria Group, Inc.	31,470	1,059,910
The JM Smucker Co.	11,140	987,338
Lorillard, Inc.	27,600	1,078,332
Philip Morris International, Inc.	10,225	901,436

		4,027,016

TOTAL CONSUMER STAPLES		5,396,360

Energy (16.98%)
Energy (16.98%)
Anadarko Petroleum Corp.	11,630	930,633
Chevron Corp.	24,149	2,780,757
ConocoPhillips	20,350	1,180,300
Exxon Mobil Corp.	27,404	2,465,538
Halliburton Co.	13,405	545,315
Marathon Oil Corp.	26,430	888,312
Marathon Petroleum Corp.	13,220	981,056
National Oilwell Varco, Inc.	9,925	735,840
Newfield Exploration Co.(a)	16,000	472,000
Occidental Petroleum Corp.	7,966	703,159
Patterson-UTI Energy, Inc.	26,500	539,010
PBF Energy, Inc.(a)	21,500	718,100
Phillips 66	17,540	1,062,398

TOTAL ENERGY		14,002,418

	Shares	Value (Note 2)

Financials (25.73%)
Banks (6.01%)
PNC Financial Services Group, Inc.	14,340	$886,212
US Bancorp	42,350	1,401,785
Wells Fargo & Co.	76,530	2,665,540

		4,953,537

Diversified Financials (11.45%)
Ameriprise Financial, Inc.	20,380	1,351,602
Bank of America Corp.	159,382	1,804,204
BlackRock, Inc.	4,360	1,030,181
Citigroup, Inc.	39,475	1,664,266
Invesco, Ltd.	37,370	1,018,332
JPMorgan Chase & Co.	54,720	2,574,576

		9,443,161

Insurance (6.20%)
ACE, Ltd.	20,160	1,720,253
American International Group, Inc.(a)	27,440	1,038,055
Aon PLC	16,140	931,923
Lincoln National Corp.	21,760	630,605
Prudential Financial, Inc.	13,620	788,326

		5,109,162

Real Estate (2.07%)
Camden Property Trust	4,715	327,174
Equity Lifestyle Properties, Inc.	6,900	494,040
Forest City Enterprises, Inc., Class A	52,560	888,790

		1,710,004

TOTAL FINANCIALS		21,215,864

Health Care (13.62%)
Health Care Equipment & Services (3.58%)
Aetna, Inc.	10,650	513,650
Covidien PLC	12,880	802,939
McKesson Corp.	5,580	587,183
UnitedHealth Group, Inc.	18,930	1,045,125

		2,948,897

Pharmaceuticals, Biotechnology & Life Sciences (10.04%)
Actavis, Inc.(a)	10,700	924,373
Amgen, Inc.	9,630	822,980
Eli Lilly & Co.	19,265	1,034,338
Forest Laboratories, Inc.(a)	27,453	996,544
Gilead Sciences, Inc.(a)	22,610	891,964
Merck & Co., Inc.	50,100	2,166,825
Pfizer, Inc.	29,950	817,036
Thermo Fisher Scientific, Inc.	7,870	567,742

	Shares	Value (Note 2)

Pharmaceuticals, Biotechnology & Life Sciences (continued)
Zoetis, Inc.(a)	2,200	$57,200

		8,279,002

TOTAL HEALTH CARE		11,227,899

Industrials (9.33%)
Capital Goods (5.84%)
The Boeing Co.	7,660	565,844
Dover Corp.	10,860	751,295
General Electric Co.	92,725	2,065,913
Parker Hannifin Corp.	6,550	608,954
United Technologies Corp.	9,420	824,909

		4,816,915

Commercial & Professional Services (1.89%)
Equifax, Inc.	14,110	828,257
Towers Watson & Co., Class A	12,030	734,793

		1,563,050

Transportation (1.60%)
Hertz Global Holdings, Inc.(a)	45,455	830,917
United Continental Holdings, Inc.(a)	20,080	484,932

		1,315,849

TOTAL INDUSTRIALS		7,695,814

Information Technology (8.11%)
Semiconductors & Semiconductor Equipment (0.64%)
Xilinx, Inc.	14,560	531,294

Sofware & Services (5.50%)
Accenture PLC, Class A	10,655	765,988
eBay, Inc.(a)	10,900	609,637
Genpact, Ltd.	31,955	535,246
Oracle Corp.	26,410	937,819
Teradata Corp.(a)	6,830	455,288
VeriSign, Inc.(a)	9,770	424,116
Visa, Inc., A Shares	5,090	803,762

		4,531,856

Technology Hardware & Equipment (1.97%)
Cisco Systems, Inc.	79,130	1,627,704

TOTAL INFORMATION TECHNOLOGY		6,690,854

Materials (2.62%)
Materials (2.62%)
Crown Holdings, Inc.(a)	13,905	526,443
The Dow Chemical Co.	36,988	1,191,014
Newmont Mining Corp.	10,311	442,960

TOTAL MATERIALS		2,160,417

		Shares	Value (Note 2)

Telecommunication Services (2.01%)
Telecommunication Services (2.01%)
AT&T, Inc.		47,645	$1,657,570

TOTAL TELECOMMUNICATION SERVICES			1,657,570

Utilities (5.45%)
Utilities (5.45%)
American Electric Power Co., Inc		21,940	993,663
NextEra Energy, Inc.		18,630	1,342,291
PG&E Corp.		24,700	1,053,208
Xcel Energy, Inc.		39,810	1,105,922

TOTAL UTILITIES			4,495,084

TOTAL COMMON STOCKS (Cost $63,310,799)			81,405,713

EXCHANGE TRADED FUNDS (0.44%)
Equity Fund (0.44%)
iShares® Russell 1000® Value Index Fund		4,690	363,334

TOTAL EXCHANGE TRADED FUNDS (Cost $363,733)			363,334

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.44%)
Money Market Fund (1.44%)
Fidelity Institutional Money Market - Money Market Portfolio, Class I	0.123%	1,189,699	1,189,699

TOTAL SHORT TERM INVESTMENTS (Cost $1,189,699)			1,189,699

TOTAL INVESTMENTS (100.60%) (Cost $64,864,231)			$82,958,746

Liabilities In Excess Of Other Assets (-0.60%)			(498,636)

NET ASSETS (100.00%)			$82,460,110

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Clough China Fund
STATEMENT OF INVESTMENTS
January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (89.31%)
Basic Materials (1.12%)
Iron & Steel (0.62%)
Maanshan Iron & Steel Co., Ltd., Class H(a)	2,052,000	$637,754

Mining (0.50%)
Zhaojin Mining Industry Co., Ltd., Class H	340,500	512,435

TOTAL BASIC MATERIALS		1,150,189

Communications (8.33%)
Internet (4.28%)
Tencent Holdings, Ltd.	125,600	4,386,813

Telecommunications (4.05%)
China Telecom Corp., Ltd., Class H	4,216,000	2,296,241
VTech Holdings, Ltd.	161,400	1,859,817

		4,156,058

TOTAL COMMUNICATIONS		8,542,871

Consumer, Cyclical (19.84%)
Airlines (1.04%)
Air China, Ltd., Class H	1,238,000	1,061,717

Apparel (4.17%)
Shenzhou International Group Holdings, Ltd.	1,385,000	3,367,303
Sitoy Group Holdings, Ltd.	1,556,000	910,480

		4,277,783

Auto Manufacturers (3.63%)
Dongfeng Motor Group Co., Ltd., Class H	436,000	713,635
Great Wall Motor Co., Ltd., Class H	741,500	3,014,605

		3,728,240

Auto Parts & Equipment (0.48%)
Xinyi Glass Holdings, Ltd.	752,000	491,594

Home Furnishings (1.12%)
Skyworth Digital Holdings, Ltd.	1,496,477	910,292
Tonic Industries Holdings, Ltd.(a)	662,000	239,554

		1,149,846

Lodging (1.17%)
Sands China, Ltd.	237,200	1,197,001

Retail (7.70%)
Baoxin Auto Group, Ltd.(a)	972,000	1,009,986

	Shares	Value (Note 2)

Retail (continued)
Belle International Holdings, Ltd.	643,000	$1,430,119
Bosideng International Holdings, Ltd.	904,000	256,465
China Resources Enterprise, Ltd.	136,000	487,630
Giordano International, Ltd.	686,000	696,808
Man Wah Holdings, Ltd.	1,106,000	1,017,321
SA SA International Holdings, Ltd.	1,832,000	1,653,736
Stelux Holdings International, Ltd.	3,837,600	1,343,969

		7,896,034

Textiles (0.53%)
Pacific Textile Holdings, Ltd.	609,000	548,407

TOTAL CONSUMER, CYCLICAL		20,350,622

Consumer, Non-Cyclical (4.75%)
Cosmetics/Personal Care (1.18%)
L’Occitane International SA	230,250	691,227
Prince Frog International Holdings, Ltd.	1,158,000	520,484

		1,211,711

Food (0.96%)
Want Want China Holdings, Ltd.	739,000	979,052

Healthcare-Products (0.89%)
China Medical System Holdings, Ltd.	361,000	310,062
Hengan International Group Co., Ltd.	60,500	606,868

		916,930

Household Products/Wares (1.72%)
Biostime International Holdings, Ltd.	219,000	908,368
Samsonite International SA	394,200	858,470

		1,766,838

TOTAL CONSUMER,NON-CYCLICAL		4,874,531

Energy (9.93%)
Coal (1.98%)
China Shenhua Energy Co., Ltd., Class H	472,000	2,029,656

Oil & Gas (4.98%)
China Petroleum & Chemical Corp., Class H	2,445,000	2,966,501
PetroChina Co., Ltd., Class H	1,514,000	2,146,959

		5,113,460

Oil & Gas Services (1.94%)
Anton Oilfield Services Group	2,090,000	996,171

	Shares	Value (Note 2)

Oil & Gas Services (continued)
SPT Energy Group, Inc.	2,130,000	$993,176

		1,989,347

Pipelines (1.03%)
China Gas Holdings, Ltd.	1,214,000	1,055,723

TOTAL ENERGY		10,188,186

Financials (28.18%)
Banks (13.53%)
Bank of China, Ltd., Class H	7,215,300	3,555,087
China Construction Bank Corp., Class H	6,261,080	5,401,005
Industrial & Commercial Bank of China, Ltd., Class H	6,541,967	4,926,819

		13,882,911

Diversified Financial Services (2.05%)
China Everbright, Ltd.	520,000	980,066
Haitong Securities Co., Ltd., Class H(a)	658,000	1,123,139

		2,103,205

Insurance (5.74%)
China Life Insurance Co., Ltd., Class H	1,062,000	3,544,355
Ping An Insurance Group Co. of China, Ltd., Class H	261,500	2,346,219

		5,890,574

Real Estate (6.86%)
China Overseas Grand Oceans Group, Ltd.	1,164,500	1,619,036
China Overseas Land & Investment, Ltd.	387,293	1,201,195
China Resources Land, Ltd.	276,000	840,519
Franshion Properties China, Ltd.	1,218,000	447,865
Future Land Development Holdings, Ltd.(a)	1,524,000	300,658
Kaisa Group Holdings, Ltd.(a)	3,713,000	1,258,328
SOHO China, Ltd.	959,000	863,215
Sun Hung Kai Properties, Ltd.	31,000	509,293

		7,040,109

TOTAL FINANCIALS		28,916,799

Industrials (13.67%)
Building Materials (3.02%)
Anhui Conch Cement Co., Ltd., Class H	255,500	1,003,142
China Resources Cement Holdings, Ltd.	780,000	499,648

	Shares	Value (Note 2)

Building Materials (continued)
Far East Global Group, Ltd.(a)	5,182,000	$1,601,744

		3,104,534

Electrical Components & Equipment (0.38%)
Zhuzhou CSR Times Electric Co., Ltd., Class H	123,000	394,137

Engineering & Construction (3.97%)
China Railway Construction Corp. Ltd., Class H	427,500	462,217
China State Construction International Holdings, Ltd.	2,750,000	3,610,287

		4,072,504

Environmental Control (0.43%)
China Everbright International, Ltd.	805,000	443,712

Hand/Machine Tools (1.62%)
Techtronic Industries Co.	819,000	1,660,324

Machinery-Diversified (1.27%)
CSR Corp., Ltd., Class H	480,000	395,640
Honghua Group, Ltd.	2,132,000	906,870

		1,302,510

Miscellaneous Manufacturing (1.38%)
Sunny Optical Technology Group Co., Ltd.	1,660,000	1,411,816

Packaging & Containers (1.02%)
CPMC Holdings, Ltd.	1,298,000	1,042,703

Transportation (0.58%)
Orient Overseas International, Ltd.	84,500	592,012

TOTAL INDUSTRIALS		14,024,252

Technology (2.21%)
Computers (2.21%)
Lenovo Group, Ltd.	2,180,000	2,270,705

TOTAL TECHNOLOGY		2,270,705

Utilities (1.28%)
Electric (1.28%)
China Resources Power Holdings Co., Ltd.	476,000	1,317,032

TOTAL UTILITIES		1,317,032

		Shares	Value (Note 2)

TOTAL COMMON STOCKS (Cost $77,196,711)			$91,635,187

EXCHANGE TRADED FUNDS (0.98%)
Equity Fund (0.98%)
iShares® FTSE A50 China Index ETF		658,900	1,000,831

TOTAL EXCHANGE TRADED FUNDS (Cost $937,292)			1,000,831

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (2.72%)
Money Market Fund (2.72%)
Dreyfus Cash Management Fund, Institutional Class	0.029%	2,787,634	2,787,634

TOTAL SHORT TERM INVESTMENTS (Cost $2,787,634)			2,787,634

TOTAL INVESTMENTS (93.01%) (Cost $80,921,637)			$95,423,652

Other Assets In Excess Of Liabilities (6.99%)			7,175,165

NET ASSETS (100.00%)			$102,598,817

(a)	Non-Income Producing Security.

Common Abbreviations:

ETF - Exchange Traded Fund.

Ltd. - Limited.

SA -	Generally designated corporations in various countries, mostly those employing civil law.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Jefferies Asset Management Commodity Strategy Allocation Fund

CONSOLIDATED STATEMENT of INVESTMENTS

January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (38.71%)
Australia (0.56%)
Fortescue Metals Group, Ltd.	31,313	$152,817
Incitec Pivot, Ltd.	234,922	791,272
Newcrest Mining, Ltd.	11,616	283,447
Woodside Petroleum, Ltd.	8,962	331,486

		1,559,022

Brazil (0.46%)
Cia Siderurgica Nacional SA, ADR	1,580	8,579
Gerdau SA, ADR	10,527	92,953
Petroleo Brasileiro SA, ADR	19,741	360,866
Vale SA, ADR	40,800	822,936

		1,285,334

Canada (5.66%)
Agnico-Eagle Mines, Ltd.	7,499	343,679
Agrium, Inc.	23,863	2,708,212
Barrick Gold Corp.	9,018	287,855
Cameco Corp.	5,892	126,973
Canadian Natural Resources, Ltd.	4,755	143,696
Eldorado Gold Corp.	12,377	138,622
Encana Corp.	18,598	360,057
First Quantum Minerals, Ltd.	2,013	40,587
Goldcorp, Inc.	23,974	846,042
IAMGOLD Corp.	14,163	116,845
Inmet Mining Corp.	10,325	745,338
Kinross Gold Corp.	49,744	409,393
New Gold, Inc.(a)	17,252	167,344
Pan American Silver Corp.	28,599	500,769
Potash Corp. of Saskatchewan, Inc.	134,886	5,732,655
Silver Wheaton Corp.	18,183	633,678
Suncor Energy, Inc.	26,717	908,912
Teck Resources, Ltd., Class B	14,026	511,809
TransCanada Corp.	12,212	578,031
Turquoise Hill Resources, Ltd.(a)	20,919	162,122
Yamana Gold, Inc.	23,109	377,832

		15,840,451

Chile (0.19%)
Sociedad Quimica y Minera de Chile SA, ADR	9,298	528,498

China (0.60%)
China Petroleum & Chemical Corp., Class H	245,224	297,542
China Shenhua Energy Co., Ltd., Class H	58,216	250,342
CNOOC, Ltd.	250,001	516,416
Jiangxi Copper Co., Ltd., Class H	27,185	73,787
PetroChina Co., Ltd., Class H	330,045	470,678

	Shares	Value (Note 2)

China (continued)
Zijin Mining Group Co., Ltd., Class H	214,020	$82,513

		1,691,278

France (0.69%)
Total SA	35,634	1,931,955

Germany (0.54%)
K+S AG	32,181	1,452,862
ThyssenKrupp AG(a)	2,845	69,107

		1,521,969

India (0.17%)
Reliance Industries, Ltd., GDR(b)	13,626	456,198
Sterlite Industries India, Ltd., ADR	2,057	17,464

		473,662

Israel (0.40%)
Israel Chemicals, Ltd.	55,718	738,200
The Israel Corp., Ltd.	574	391,849

		1,130,049

Italy (0.70%)
Eni SpA, ADR	39,236	1,959,054

Japan (0.14%)
Inpex Corp.	59	341,954
Nippon Steel & Sumitomo Metal Corp.	20,342	56,280

		398,234

Jersey (0.09%)
Randgold Resources, Ltd., ADR	2,698	254,044

Luxembourg (0.17%)
ArcelorMittal	17,506	300,403
Tenaris SA, ADR	4,150	174,590

		474,993

Mexico (0.28%)
Grupo Mexico SAB de CV, Series B	18,337	68,216
Industrias Penoles SAB de CV	14,794	725,319

		793,535

Netherlands (1.26%)
CNH Global N.V.	12,464	595,031
Nutreco Holding N.V.	4,220	374,104
Royal Dutch Shell PLC, ADR	36,221	2,554,305

		3,523,440

Norway (0.64%)
Norsk Hydro ASA	15,744	75,422
Yara International ASA	32,236	1,720,111

		1,795,533

	Shares	Value (Note 2)

Peru (0.10%)
Cia de Minas Buenaventura SA, ADR	9,676	$286,313

Russia (2.29%)
Gazprom OAO, ADR	131,010	1,234,114
LUKOIL OAO, ADR	15,521	1,047,667
Mechel Steel Group, ADR	16,800	113,400
MMC Norilsk Nickel OJSC, ADR	87,247	1,735,343
NovaTek OAO, GDR(c)	825	96,608
Rosneft Oil Co. OAO, GDR(c)	41,721	367,145
Uralkali OJSC, GDR(c)	47,500	1,811,650

		6,405,927

Singapore (0.63%)
Golden Agri-Resources, Ltd.	780,586	400,495
Olam International, Ltd.	258,948	337,899
Wilmar International, Ltd.	330,439	1,019,898

		1,758,292

South Africa (0.63%)
Anglo Platinum, Ltd.	435	21,300
AngloGold Ashanti, Ltd., ADR	14,802	414,752
Gold Fields, Ltd., ADR	33,120	384,855
Harmony Gold Mining Co., Ltd., ADR	32,096	207,340
Impala Platinum Holdings, Ltd.	17,765	322,513
Kumba Iron Ore, Ltd.	1,186	79,842
Sasol, Ltd.	7,880	341,163

		1,771,765

South Korea (0.17%)
POSCO, ADR	5,654	460,575

Switzerland (2.81%)
Glencore International PLC	53,696	335,068
Syngenta AG	14,518	6,267,922
Transocean, Ltd.	5,189	294,268
Weatherford International, Ltd.(a)	20,498	273,648
Xstrata PLC	36,382	681,744

		7,852,650

United Kingdom (2.40%)
Anglo American PLC	27,213	814,206
Antofagasta PLC	7,696	139,390
BG Group PLC	55,192	980,382
BHP Billiton PLC, ADR	17,630	1,210,123
BP PLC, ADR	50,326	2,240,514
Kazakhmys PLC	4,437	51,370
Lonmin PLC(a)	5,780	33,001
Petropavlovsk PLC	10,162	56,103
Rio Tinto PLC, ADR	20,957	1,183,442

		6,708,531

United States (17.13%)
AGCO Corp.(a)	19,842	1,051,626
Alcoa, Inc.	15,849	140,105

	Shares	Value (Note 2)

United States (continued)
Allegheny Technologies, Inc.	357	$11,299
Allied Nevada Gold Corp.(a)	2,043	48,399
Anadarko Petroleum Corp.	8,297	663,926
Apache Corp.	4,738	396,855
Archer-Daniels-Midland Co.	88,781	2,532,922
Baker Hughes, Inc.	9,162	409,725
Bunge, Ltd.	11,789	939,112
Cameron International Corp.(a)	2,123	134,407
CF Industries Holdings, Inc.	11,216	2,570,371
Chevron Corp.	33,987	3,913,603
Cliffs Natural Resources, Inc.	7,741	288,817
Coeur d’Alene Mines Corp.(a)	6,120	132,804
ConocoPhillips	12,054	699,132
Deere & Co.	50,890	4,786,713
Devon Energy Corp.	6,099	348,802
EOG Resources, Inc.	3,055	381,814
Exxon Mobil Corp.	82,238	7,398,953
Freeport-McMoRan Copper & Gold, Inc.	9,872	347,988
Halliburton Co.	14,394	585,548
Hecla Mining Co.	31,685	166,346
Hess Corp.	3,720	249,835
Ingredion, Inc.	15,924	1,052,099
Intrepid Potash, Inc.	13,143	306,232
Kinder Morgan, Inc.	7,351	275,368
Marathon Oil Corp.	20,522	689,744
Monsanto Co.	81,665	8,276,748
The Mosaic Co.	48,656	2,980,180
National Oilwell Varco, Inc.	4,769	353,574
Newmont Mining Corp.	14,676	630,481
Noble Energy, Inc.	4,487	483,654
Nucor Corp.	4,500	207,045
Occidental Petroleum Corp.	15,760	1,391,135
Peabody Energy Corp.	4,768	119,915
Pioneer Natural Resources Co.	2,243	263,642
Royal Gold, Inc.	1,936	144,561
Schlumberger, Ltd.	20,561	1,604,786
Southern Copper Corp.	97	3,821
Southwestern Energy Co.(a)	6,607	226,620
Valero Energy Corp.	8,213	359,154
The Williams Co., Inc.	10,898	381,975

		47,949,836

TOTAL COMMON STOCKS (Cost $95,007,102)		108,354,940

EXCHANGE TRADED FUNDS (2.28%)
iShares® Gold Trust(a)	218,898	3,546,148
SPDR® Gold Trust(a)	17,688	2,851,305

TOTAL EXCHANGE TRADED FUNDS (Cost $6,391,017)		6,397,453

WARRANTS (0.00%)(d)
Canada (0.00%)(d)
Kinross Gold Corp., Strike Price $21.30, Expires 9/17/14(a)	19	5

	Shares	Value (Note 2)

United States (0.00%)(d)
Magnum Hunter Resources Corp.(a)	629	$88

TOTAL WARRANTS (Cost $69)		93

		Principal Amount	Value (Note 2)

GOVERNMENT BONDS (53.83%)
U.S. Treasury Bonds (53.83%)
United States Treasury Inflation Indexed Bonds
1.875%,	7/15/13(e)(f)	$5,754,391	5,882,518
2.000%,	1/15/14(f)	6,199,596	6,426,272
1.250%,	4/15/14(e)	8,649,600	8,965,172
2.000%,	7/15/14	11,299,245	11,990,442
1.625%,	1/15/15(e)(f)	13,536,003	14,489,872
0.500%,	4/15/15(f)	11,607,813	12,215,412
1.875%,	7/15/15	8,582,405	9,435,951
2.000%,	1/15/16	8,990,853	10,047,278
0.125%,	4/15/16	21,384,780	22,707,963
2.500%,	7/15/16	11,116,560	12,872,632
2.375%,	1/15/17(f)	9,990,575	11,666,334
0.125%,	4/15/17	8,616,960	9,280,733
2.625%,	7/15/17	12,220,670	14,712,538

			150,693,117

TOTAL GOVERNMENT BONDS (Cost $148,585,976)			150,693,117

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.48%)
Money Market Fund (1.48%)
Dreyfus Treasury Prime Cash Management Fund, Investor Shares	0.00431%	4,149,902	4,149,902

TOTAL SHORT TERM INVESTMENTS (Cost $4,149,902)			4,149,902

TOTAL INVESTMENTS (96.30%) (Cost $254,134,066)			$269,595,505

Other Assets In Excess Of Liabilities - (3.70%)			10,351,445

NET ASSETS - 100.00%			$279,946,950

(a)	Non-Income Producing Security.
(b)

Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of those securities was $456,198, representing 0.16% of the Fund’s net assets.

(c)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At period end, the aggregate market value of those securities was $2,275,403, representing 0.81% of the Fund’s net assets.

(d)	Less than 0.005%.
(e)	Security, or portion of security, is being held as collateral for futures contracts.
(f)	Security, or portion of security, is being held as collateral for total return swap contracts.

Common Abbreviations:

ADR - American Depositary Receipt.

AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA -	Allmennaksjeselskap is the Norwegian term for public limited company.

GDR - Global Depositary Receipt.

Ltd. - Limited.

N.V. - Naamloze vennootschap.

OAO - Russian open joint stock company.

OJSC - Open joint stock company.

PLC - Public Limited Co.

SA -	Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SpA - Societa per Azioni.

SPDR - Standard & Poor’s Depository Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

FUTURES CONTRACTS

At January 31, 2013, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Appreciation

Brent Crude Oil Future	Long	140	02/14/2013	$16,177,000	$682,169
Silver Future	Short	(1)	12/30/2013	(157,830)	16,657
WTI Crude Future	Long	80	11/20/2013	7,796,000	158,232

				$23,815,170	$857,058

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Depreciation

Gold 100 Oz. Future	Long	8	04/29/2013	$1,329,600	$(19,297)
S&P 500® E-Mini Future	Short	(255)	03/18/2013	(19,039,575)	(877,047)
Silver Future	Long	1	12/30/2014	158,605	(14,962)
WTI Crude Future	Short	(155)	05/21/2013	(15,309,350)	(662,813)
WTI Crude Future	Short	(4)	05/22/2013	(395,080)	(1,688)
WTI Crude Future	Short	(80)	06/20/2013	(7,919,200)	(181,968)

				$(41,175,000)	$(1,757,775)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation

Bank of America - Merrill Lynch	CRB 3m Fwd TR Index	$80,598,279	0.48%	6/28/13	$2,371,252
Bank of America - Merrill Lynch	LME Aluminum 3MO	391,600	0.00%	2/13/13	20,178
Bank of America - Merrill Lynch	LME Nickel	99,000	0.00%	2/21/13	10,697
Bank of America - Merrill Lynch	ML eXtra Coffee GA6	4,145,698	0.10%	6/28/13	88,647
Bank of America - Merrill Lynch	ML eXtra Copper GA6	6,212,329	0.10%	6/28/13	145,582
Bank of America - Merrill Lynch	MLCS eXtra Silver GA6	990,050	0.10%	6/28/13	37,203
Bank of America - Merrill Lynch	MLCX Gold T-F3	(6,563,318)	0.10%	6/28/13	61,705
Societe Generale	CRB 3m Fwd TR Index	24,121,946	0.35%	11/29/13	515,688
UBS	CRB 3m Fwd TR Index	74,157,875	0.40%	11/29/13	2,077,199
					$5,328,151

Swap Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Depreciation
Bank of America - Merrill Lynch	LME Aluminum 3MO	$(387,650)	0.00%	2/13/13	$(24,128)
Bank of America - Merrill Lynch	LME Nickel	(101,987)	0.00%	2/21/13	(7,710)
Bank of America - Merrill Lynch	ML Aluminum GA6	5,683,003	0.10%	6/28/13	(26,109)
Bank of America - Merrill Lynch	MLCS Coffee J-F3	(4,111,642)	0.10%	6/28/13	(95,749)
Bank of America - Merrill Lynch	MLCS Copper J-F3	(6,192,610)	0.10%	6/28/13	(142,943)
Bank of America - Merrill Lynch	MLCS Silver J-F3	(988,386)	0.10%	6/28/13	(37,035)
Bank of America - Merrill Lynch	MLCX Aluminum J-F3	(5,686,274)	0.10%	6/28/13	(13,550)
					$(347,224)

(a) The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation

RiverFront Conservative Income Builder Fund
STATEMENT OF INVESTMENTS
January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (3.79%)
Basic Materials (0.70%)
Forest Products & Paper (0.70%)
MeadWestvaco Corp.	507	$15,895

TOTAL BASIC MATERIALS		15,895

Communications (0.41%)
Media (0.41%)
Time Warner, Inc.	181	9,144

TOTAL COMMUNICATIONS		9,144

Consumer, Cyclical (1.16%)
Retail (1.16%)
McDonald’s Corp.	142	13,531
Nordstrom, Inc.	227	12,537

		26,068

TOTAL CONSUMER, CYCLICAL		26,068

Consumer, Non-cyclical (0.62%)
Healthcare Products (0.62%)
Johnson & Johnson	189	13,971

TOTAL CONSUMER, NON-CYCLICAL		13,971

Financials (0.62%)
Insurance (0.62%)
MetLife, Inc.	375	14,003

TOTAL FINANCIALS		14,003

Technology (0.28%)
Computers (0.28%)
Apple, Inc.	14	6,374

TOTAL TECHNOLOGY		6,374

TOTAL COMMON STOCKS (Cost $81,218)		85,455

EXCHANGE TRADED FUNDS (90.35%)
Aggressive Growth (6.57%)
Vanguard Dividend Appreciation ETF	1,110	70,041
WisdomTree LargeCap Dividend Fund	1,387	77,908

		147,949

Debt (56.31%)
iShares® Barclays 1-3 Year Credit Bond Fund	3,037	320,707

	Shares	Value (Note 2)

Debt (continued)
iShares® Barclays MBS Bond Fund	793	$85,485
iShares® iBoxx $ High Yield Corporate Bond Fund	1,568	146,875
PowerShares Fundamental High Yield Corporate Bond Portfolio	2,391	46,003
PowerShares Senior Loan Portfolio	3,488	87,688
SPDR® Barclays Capital High Yield Bond ETF	3,894	158,953
Vanguard Short-Term Corporate Bond ETF	5,275	422,897

		1,268,608

Equity (23.48%)
Energy Select Sector SPDR® Fund(a)	249	19,260
Guggenheim S&P 500® Equal Weight Healthcare ETF	207	17,620
iShares® Dow Jones US Financial Services Index Fund	499	31,367
iShares® MSCI Canada Index Fund	619	17,870
iShares® MSCI EAFE Index Fund	775	45,709
iShares® MSCI Emerging Markets Index Fund	1,550	68,541
iShares® MSCI Pacific ex-Japan Index Fund	240	11,710
PowerShares S&P 500® High Beta Port ETF	1,576	37,194
Vanguard FTSE Emerging Markets ETF	1,011	45,050
Vanguard Industrials ETF	451	34,109
Vanguard Information Technology ETF	425	30,022
Vanguard MSCI European ETF	3,037	154,674
WisdomTree Japan Hedged Equity Fund	396	15,781

		528,907

Growth (2.99%)
PowerShares S&P 500® Low Volatility Portfolio	2,326	67,338

International Equity (1.00%)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	594	22,572

TOTAL EXCHANGE TRADED FUNDS (Cost $1,990,690)		2,035,374

EXCHANGE TRADED NOTES (1.97%)
Master Limited Partnerships (1.97%)
Credit Suisse Cushing 30 MLP Index ETN	892	24,361

		Shares	Value (Note 2)

Master Limited Partnerships (continued)
ETRACS Alerian MLP Infrastructure Index ETN		550	$19,899

			44,260

TOTAL EXCHANGE TRADED NOTES (Cost $39,906)			44,260

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (4.44%)
Money Market Fund (4.44%)
Dreyfus Cash Management Fund, Institutional Class	0.029%	99,981	99,981

TOTAL SHORT TERM INVESTMENTS (Cost $99,981)			99,981

TOTAL INVESTMENTS (100.55%) (Cost $2,211,795)			$2,265,070

Liabilities In Excess Of Other Assets (-0.55%)			(12,397)

NET ASSETS (100.00%)			$2,252,673

(a)	Affiliated Company. See Note 3 to Quarterly Statement of Investments.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

FTSE - Financial Times and the London Stock Exchange.

MBS - Mortgage-Backed Securities.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Dynamic Equity Income Fund
STATEMENT OF INVESTMENTS
January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (7.40%)
Basic Materials (1.06%)
Forest Products & Paper (1.06%)
MeadWestvaco Corp.	10,357	$324,692

TOTAL BASIC MATERIALS		324,692

Communications (0.76%)
Media (0.76%)
Time Warner, Inc.	4,621	233,453

TOTAL COMMUNICATIONS		233,453

Consumer, Cyclical (2.44%)
Retail (2.44%)
McDonald’s Corp.	4,037	384,686
Nordstrom, Inc.	6,516	359,878

		744,564

TOTAL CONSUMER, CYCLICAL		744,564

Consumer, Non-cyclical (1.27%)
Healthcare Products (1.27%)
Johnson & Johnson	5,270	389,558

TOTAL CONSUMER, NON-CYCLICAL		389,558

Financials (1.31%)
Insurance (1.31%)
MetLife, Inc.	10,718	400,210

TOTAL FINANCIALS		400,210

Technology (0.56%)
Computers (0.56%)
Apple, Inc.	377	171,652

TOTAL TECHNOLOGY		171,652

TOTAL COMMON STOCKS (Cost $2,000,302)		2,264,129

EXCHANGE TRADED FUNDS (86.42%)
Aggressive Growth (14.11%)
Vanguard Dividend Appreciation ETF	9,616	606,769
WisdomTree LargeCap Dividend Fund	66,051	3,710,085

		4,316,854

	Shares	Value (Note 2)

Debt (9.66%)
iShares® iBoxx $ High Yield Corporate Bond Fund	13,102	$1,227,264
PowerShares Senior Loan Portfolio	42,124	1,058,997
Vanguard Short-Term Corporate Bond ETF	8,361	670,302

		2,956,563

Emerging Market Equity (7.38%)
iShares® MSCI All Country Asia ex Japan Index Fund	5,163	312,207
Vanguard FTSE Emerging Markets ETF	32,636	1,454,260
WisdomTree Emerging Markets Small-Cap Dividend Fund	9,843	493,036

		2,259,503

Equity (43.79%)
Energy Select Sector SPDR® Fund(a)	6,884	532,477
Global X FTSE ASEAN 40 ETF	16,863	285,322
Guggenheim S&P 500® Equal Weight Healthcare ETF	7,380	628,186
iShares® Dow Jones US Financial Services Index Fund	4,878	306,631
iShares® MSCI Canada Index Fund	10,534	304,117
iShares® MSCI EAFE Index Fund	33,766	1,991,519
iShares® MSCI Emerging Markets Index Fund	10,536	465,902
iShares® MSCI EMU Index Fund	14,418	500,593
iShares® MSCI Japan Index Fund	18,786	187,296
iShares® MSCI Pacific ex-Japan Index Fund	11,234	548,107
PowerShares S&P 500® High Beta Port ETF	90,647	2,139,269
Vanguard Industrials ETF	10,459	791,014
Vanguard Information Technology ETF	8,668	612,308
Vanguard MSCI European ETF	65,599	3,340,957
WisdomTree Japan Hedged Equity Fund	19,282	768,388

		13,402,086

Fixed Income / High Yield (9.25%)
SPDR® Barclays Capital High Yield Bond ETF	69,328	2,829,969

International Equity (2.23%)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	17,946	681,948

TOTAL EXCHANGE TRADED FUNDS (Cost $25,076,859)		26,446,923

		Shares	Value (Note 2)

EXCHANGE TRADED NOTES (2.81%)
Master Limited Partnerships (2.81%)
Credit Suisse Cushing 30 MLP Index ETN		17,811	$486,418
ETRACS Alerian MLP Infrastructure Index ETN		10,356	374,680

			861,098

TOTAL EXCHANGE TRADED NOTES (Cost $760,488)			861,098

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (3.65%)
Money Market Fund (3.65%)
Dreyfus Cash Management Fund, Institutional Class	0.029%	1,116,359	1,116,359

TOTAL SHORT TERM INVESTMENTS (Cost $1,116,359)			1,116,359

TOTAL INVESTMENTS (100.28%) (Cost $28,954,008)			$30,688,509

Liabilities In Excess Of Other Assets (-0.28%)			(87,043)

NET ASSETS (100.00%)			$30,601,466

(a)	Affiliated Company. See Note 3 to Quarterly Statement of Investments.

Common Abbreviations:

ASEAN - Association of Southeast Asian Nations.

EAFE - Europe, Australia, and Far East.

EMU - European Monetary Union.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

FTSE - Financial Times and the London Stock Exchange.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Global Allocation Fund
STATEMENT OF INVESTMENTS
January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (4.75%)
Basic Materials (0.59%)
Forest Products & Paper (0.59%)
MeadWestvaco Corp.	4,086	$128,096

TOTAL BASIC MATERIALS		128,096

Communications (0.70%)
Media (0.70%)
Time Warner, Inc.	3,046	153,884

TOTAL COMMUNICATIONS		153,884

Consumer, Cyclical (1.20%)
Retail (1.20%)
McDonald’s Corp.	1,421	135,407
Nordstrom, Inc.	2,325	128,410

		263,817

TOTAL CONSUMER, CYCLICAL		263,817

Consumer, Non-cyclical (0.57%)
Healthcare Products (0.57%)
Johnson & Johnson	1,696	125,368

TOTAL CONSUMER, NON-CYCLICAL		125,368

Financials (0.50%)
Insurance (0.50%)
MetLife, Inc.	2,904	108,435

TOTAL FINANCIALS		108,435

Industrials (0.60%)
Miscellaneous Manufacturing (0.60%)
Danaher Corp.	2,207	132,266

TOTAL INDUSTRIALS		132,266

Technology (0.59%)
Computers (0.59%)
Apple, Inc.	282	128,398

TOTAL TECHNOLOGY		128,398

TOTAL COMMON STOCKS (Cost $888,668)		1,040,264

	Shares	Value (Note 2)

EXCHANGE TRADED FUNDS (90.92%)
Debt (3.72%)
PowerShares Senior Loan Portfolio	32,351	$813,304

Emerging Market Equity (9.45%)
iShares® MSCI All Country Asia ex Japan Index Fund	5,513	333,371
iShares® MSCI Emerging Markets Index Fund	10,642	470,589
Vanguard FTSE Emerging Markets ETF	28,403	1,265,638

		2,069,598

Equity (56.88%)
Energy Select Sector SPDR® Fund(a)	1,738	134,434
First Trust Dow Jones Internet Index Fund(b)	2,733	116,016
Global X FTSE ASEAN 40 ETF	12,083	204,444
Guggenheim S&P 500® Equal Weight Healthcare ETF	1,561	132,872
iShares® Dow Jones US Financial Services Index Fund	7,364	462,901
iShares® MSCI ACWI ex US Index Fund	9,146	393,827
iShares® MSCI EAFE Index Fund	26,924	1,587,978
iShares® MSCI EMU Index Fund	13,247	459,936
iShares® MSCI Germany Index Fund	16,829	432,674
iShares® MSCI Japan Index Fund	29,638	295,491
iShares® MSCI Pacific ex-Japan Index Fund	9,382	457,748
iShares® MSCI Switzerland Index Fund	7,981	229,055
iShares® S&P SmallCap 600® Index Fund	9,274	766,403
Market Vectors Oil Service ETF	2,480	108,128
Powershares DWA Technical Leaders Portfolio	14,934	436,670
PowerShares S&P 500® High Beta Port ETF	65,121	1,536,856
Vanguard Industrials ETF	5,702	431,242
Vanguard Large-Cap ETF	22,663	1,554,908
Vanguard MSCI European ETF	35,086	1,786,930
WisdomTree Emerging Markets Small-Cap Dividend Fund	9,556	478,660
WisdomTree Japan Hedged Equity Fund	11,204	446,479

		12,453,652

Fixed Income / Corporate Bonds (2.19%)
Vanguard Short-Term Corporate Bond ETF	5,980	479,417

		Shares	Value (Note 2)

Fixed Income / High Yield (4.46%)
PowerShares Fundamental High Yield Corporate Bond Portfolio		16,875	$324,675
SPDR® Barclays Capital High Yield Bond ETF		15,982	652,385

			977,060

International Equity (9.13%)
iShares® MSCI Canada Index Fund		13,149	379,612
iShares® MSCI United Kingdom Index Fund		21,935	405,139
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		8,580	326,040
Vanguard MSCI EAFE ETF		24,279	888,126

			1,998,917

Micro-Cap (4.41%)
First Trust Dow Jones Select Micro-Cap Index Fund		20,219	483,436
Wilshire Micro-Cap ETF		24,377	482,665

			966,101

Technology (0.68%)
Vanguard Information Technology ETF		2,098	148,203

TOTAL EXCHANGE TRADED FUNDS (Cost $18,546,577)			19,906,252

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (5.67%)
Money Market Fund (5.67%)
Dreyfus Cash Management Fund, Institutional Class	0.029%	1,242,079	1,242,079

TOTAL SHORT TERM INVESTMENTS (Cost $1,242,079)			1,242,079

TOTAL INVESTMENTS (101.34%) (Cost $20,677,324)			$22,188,595

Liabilities In Excess Of Other Assets (-1.34%)			(293,662)

NET ASSETS (100.00%)			$21,894,933

(a)	Affiliated Company. See Note 3 to Quarterly Statement of Investments.
(b)	Non-Income Producing Security.

Common Abbreviations:

ACWI - All Country World Index.

ASEAN - Association of Southeast Asian Nations.

DWA - Dorsey Wright & Associates.

EAFE - Europe, Australia, and Far East.

EMU - European Monetary Union.

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Exchange.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Global Growth Fund
STATEMENT OF INVESTMENTS
January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (5.54%)
Basic Materials (0.56%)
Forest Products & Paper (0.56%)
MeadWestvaco Corp.	9,557	$299,612

TOTAL BASIC MATERIALS		299,612

Communications (0.93%)
Media (0.93%)
Time Warner, Inc.	9,793	494,742

TOTAL COMMUNICATIONS		494,742

Consumer, Cyclical (1.28%)
Retail (1.28%)
McDonald’s Corp.	3,962	377,539
Nordstrom, Inc.	5,526	305,201

		682,740

TOTAL CONSUMER, CYCLICAL		682,740

Consumer, Non-cyclical (0.77%)
Health Care Providers & Services (0.77%)
Johnson & Johnson	5,590	413,213

TOTAL CONSUMER, NON-CYCLICAL		413,213

Financials (0.70%)
Insurance (0.70%)
MetLife, Inc.	10,006	373,624

TOTAL FINANCIALS		373,624

Industrials (0.71%)
Miscellaneous Manufacturing (0.71%)
Danaher Corp.	6,375	382,054

TOTAL INDUSTRIALS		382,054

Technology (0.59%)
Computers & Peripherals (0.59%)
Apple, Inc.	694	315,985

TOTAL TECHNOLOGY		315,985

TOTAL COMMON STOCKS (Cost $2,388,319)		2,961,970

	Shares	Value (Note 2)

EXCHANGE TRADED FUNDS (90.49%)
Emerging Markets (12.41%)
iShares® MSCI All Country Asia ex Japan Index Fund	27,580	$1,667,762
iShares® MSCI Emerging Markets Index Fund	36,162	1,599,084
Vanguard FTSE Emerging Markets ETF	75,686	3,372,568

		6,639,414

Equity (62.80%)
Energy Select Sector SPDR® Fund(a)	11,832	915,205
First Trust Dow Jones Internet Index Fund(b)	9,306	395,040
Global X FTSE ASEAN 40 ETF	30,168	510,443
Guggenheim S&P 500® Equal Weight Healthcare ETF	4,486	381,849
iShares® Dow Jones US Financial Services Index Fund	23,182	1,457,221
iShares® MSCI ACWI Index Fund	22,470	967,558
iShares® MSCI EAFE Index Fund	42,016	2,478,104
iShares® MSCI EMU Index Fund	42,401	1,472,163
iShares® MSCI Germany Index Fund	53,886	1,385,409
iShares® MSCI Japan Index Fund	88,796	885,296
iShares® MSCI Pacific ex-Japan Index Fund	29,722	1,450,136
iShares® MSCI Switzerland Index Fund	19,470	558,789
iShares® MSCI United Kingdom Index Fund	52,905	977,155
iShares® S&P SmallCap 600® Index Fund	23,764	1,963,857
Market Vectors Oil Service ETF	9,157	399,245
Powershares DWA Technical Leaders Portfolio	36,199	1,058,459
PowerShares S&P 500® High Beta Port ETF	179,264	4,230,630
Vanguard Industrials ETF	17,199	1,300,760
Vanguard Large-Cap ETF	27,311	1,873,808
Vanguard MSCI European ETF	121,350	6,180,355
WisdomTree Emerging Markets Small-Cap Dividend Fund	23,155	1,159,834
WisdomTree Japan Total Dividend Fund	40,151	1,600,017

		33,601,333

Growth (2.46%)
Wilshire Micro-Cap ETF	66,664	1,319,947

International Equity (8.40%)
iShares® MSCI Canada Index Fund	37,333	1,077,804

	Shares	Value (Note 2)

International Equity (continued)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	28,042	$1,065,596
Vanguard MSCI EAFE ETF	64,275	2,351,179

		4,494,579

Micro-Cap (2.47%)
First Trust Dow Jones Select Micro-Cap Index Fund	55,293	1,322,056

Technology (1.95%)
Vanguard Information Technology Index ETF	14,762	1,042,788

TOTAL EXCHANGE TRADED FUNDS (Cost $42,772,102)		48,420,117

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (3.99%)
Money Market Fund (3.99%)
Dreyfus Cash Management Fund, Institutional Class	0.029%	2,132,735	2,132,735

TOTAL SHORT TERM INVESTMENTS (Cost $2,132,735)			2,132,735

TOTAL INVESTMENTS (100.02%) (Cost $47,293,156)			$53,514,822

Liabilities In Excess Of Other Assets (-0.02%)			(8,652)

NET ASSETS (100.00%)			$53,506,170

(a)	Affiliated Company. See Note 3 to Quarterly Statement of Investments.
(b)	Non-Income Producing Security.

Common Abbreviations:

ACWI - All Country World Index.

ASEAN - Association of Southeast Asian Nations.

DWA - Dorsey Wright & Associates.

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

EMU - European Monetary Union.

FTSE - Financial Times and the London Stock Exchange.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth & Income Fund
STATEMENT OF INVESTMENTS
January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (5.95%)
Basic Materials (0.89%)
Forest Products & Paper (0.89%)
MeadWestvaco Corp.	28,177	$883,349

TOTAL BASIC MATERIALS		883,349

Communications (0.61%)
Media (0.61%)
Time Warner, Inc.	11,879	600,127

TOTAL COMMUNICATIONS		600,127

Consumer, Cyclical (1.90%)
Retail (1.90%)
McDonald’s Corp.	10,278	979,391
Nordstrom, Inc.	16,291	899,752

		1,879,143

TOTAL CONSUMER, CYCLICAL		1,879,143

Consumer, Non-cyclical (1.01%)
Healthcare Products (1.01%)
Johnson & Johnson	13,475	996,072

TOTAL CONSUMER, NON-CYCLICAL		996,072

Financials (1.03%)
Insurance (1.03%)
MetLife, Inc.	27,237	1,017,030

TOTAL FINANCIALS		1,017,030

Industrials (0.00%)(a)
Engineering & Construction (0.00%)(a)
Engility Holdings, Inc.(b)	1	19

TOTAL INDUSTRIALS		19

Technology (0.51%)
Computers (0.51%)
Apple, Inc.	1,111	505,849

TOTAL TECHNOLOGY		505,849

TOTAL COMMON STOCKS (Cost $5,215,175)		5,881,589

	Shares	Value (Note 2)

EXCHANGE TRADED FUNDS (87.91%)
Aggressive Growth (13.65%)
Vanguard Dividend Appreciation ETF	71,197	$4,492,531
WisdomTree LargeCap Dividend Fund	160,239	9,000,625

		13,493,156

Debt (13.92%)
iShares® Barclays 1-3 Year Credit Bond Fund	31,036	3,277,401
iShares® Barclays MBS Bond Fund	17,297	1,864,617
iShares® iBoxx $ High Yield Corporate Bond Fund	51,430	4,817,448
PowerShares Senior Loan Portfolio	151,185	3,800,791

		13,760,257

Emerging Market Equity (8.56%)
Vanguard FTSE Emerging Markets ETF	189,861	8,460,206

Equity (24.90%)
Energy Select Sector SPDR® Fund(c)	17,253	1,334,520
Guggenheim S&P 500® Equal Weight Healthcare ETF	11,967	1,018,632
iShares® Dow Jones US Financial Services Index Fund	23,524	1,478,719
iShares® MSCI EAFE Index Fund	37,184	2,193,112
iShares® MSCI Pacific ex-Japan Index Fund	20,889	1,019,174
PowerShares S&P 500® High Beta Port ETF	175,385	4,139,086
Vanguard Industrials ETF	30,848	2,333,034
Vanguard Information Technology ETF	22,051	1,557,683
Vanguard MSCI European ETF	162,632	8,282,848
WisdomTree Japan Hedged Equity Fund	31,737	1,264,719

		24,621,527

Fixed Income / Corporate Bonds (11.67%)
Vanguard Short-Term Corporate Bond ETF	143,966	11,541,754

Fixed Income / High Yield (9.68%)
PowerShares Fundamental High Yield Corporate Bond Portfolio	87,230	1,678,305
SPDR® Barclays Capital High Yield Bond ETF	193,386	7,894,017

		9,572,322

	Shares	Value (Note 2)

Growth (3.24%)
PowerShares S&P 500® Low Volatility Portfolio	110,800	$3,207,660

International Equity (2.29%)
iShares® MSCI Canada Index Fund	27,175	784,542
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	39,075	1,484,850

		2,269,392

TOTAL EXCHANGE TRADED FUNDS (Cost $82,678,721)		86,926,274

EXCHANGE TRADED NOTES (2.23%)
Master Limited Partnerships (2.23%)
Credit Suisse Cushing 30 MLP Index ETN	38,730	1,057,716
ETRACS Alerian MLP Infrastructure Index ETN	31,685	1,146,363

		2,204,079

TOTAL EXCHANGE TRADED NOTES (Cost $1,953,278)		2,204,079

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (4.09%)
Money Market Fund (4.09%)
Dreyfus Cash Management Fund, Institutional Class	0.029%	4,046,757	4,046,757

TOTAL SHORT TERM INVESTMENTS (Cost $4,046,757)			4,046,757

TOTAL INVESTMENTS (100.18%) (Cost $93,893,931)			$99,058,699

Liabilities In Excess Of Other Assets (-0.18%)			(180,387)

NET ASSETS (100.00%)			$98,878,312

(a)	Less than 0.005%.
(b)	Non-Income Producing Security.
(c)	Affiliated Company. See Note 3 to Quarterly Statement of Investments.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

FTSE - Financial Times and the London Stock Exchange.

MBS - Mortgage-Backed Securities.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

January 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2013, the Trust had 26 registered funds. This quarterly report describes the following funds; ALPS | Alerian MLP Index, ALPS | Kotak India Growth Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Disciplined Value Fund (prior to August 1, 2012, known as ALPS | WMC Value Intersection Fund), Clough China Fund, Jefferies Asset Management Commodity Strategy Allocation Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”).

ALPS | Alerian MLP Index seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. ALPS | Kotak India Growth Fund seeks to achieve long-term capital appreciation. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | WMC Disciplined Value Fund seeks long-term capital appreciation. Dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long-term capital appreciation. The Jefferies Asset Management Commodity Strategy Allocation Fund seeks to maximize real returns, consistent with prudent investment management. The RiverFront Conservative Income Builder Fund seeks to provide current income and potential for that income to grow over time, primarily through investments in fixed-income securities, including high- and low-grade corporate debt, with the balance of the Fund (typically 20%-50%) invested in a diversified basket of dividend-paying stocks, including small- and mid-cap domestic and foreign securities. The RiverFront Dynamic Equity Income Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally. The RiverFront Global Allocation Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income. The RiverFront Global Growth Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The RiverFront Moderate Growth & Income Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital.

The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | Kotak India Growth Fund

ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the Kotak Mauritius Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.

The Portfolio established residency in Mauritius allowing the Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. If the benefits of the Treaty are denied or if the Portfolio is held to have a permanent establishment in India, gains derived by the Portfolio due to the sale of securities, may be subject to taxation in India. Currently, India has introduced legislation on General Anti-Avoidance Rules (“GAAR”) which contain treaty override provisions. The GAAR may be used by the Indian tax authorities to declare any arrangement whose main purpose or one of the main purposes is to obtain a tax benefit, as an “impermissible avoidance arrangement”. Originally, GAAR was to be effective from April 1, 2012; however GAAR has been deferred until April 1, 2016. A press release by the Ministry of Finance, Government of India, dated January 14, 2013 has further deferred the implementation of GAAR until April 1, 2016. A relevant statutory amendment or circular in this regard is still pending.

Basis of Consolidation for the Jefferies Asset Management Commodity Strategy Allocation Fund

Jefferies Asset Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the Jefferies Asset Management Commodity Strategy Fund (“the Jefferies Fund”). The Subsidiary acts as an investment vehicle for the Jefferies Fund in order to effect certain commodity-related investments on behalf of the Jefferies Fund. Jefferies Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the Jefferies Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Jefferies Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Jefferies Fund, the financial statements of the Subsidiary are included in the consolidated financial statements of the Jefferies Fund. All investments held by the Subsidiary are disclosed in the accounts of the Jefferies Fund. As of January 31, 2013, net assets of the Jefferies Fund were $279,946,950, of which $54,653,652, or 19.52%, represented the Jefferies Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Treasury Inflation Protected-Securities: The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2013:

ALPS | Alerian MLP Infrastructure Index Fund

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships	$3,362,022	$–	$–	$3,362,022

Short Term Investments	9,584	–	–	9,584

TOTAL	$3,371,606	$–	$–	$3,371,606

ALPS | Kotak India Growth Fund

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks

Basic Materials	$65,659	$146,689	$–	$212,348

Communications	–	199,300	–	199,300

Consumer, Cyclical	–	574,887	–	574,887

Consumer, Non-cyclical	148,640	1,204,234	–	1,352,874

Energy	66,731	527,165	–	593,896

Financials	–	2,212,108	–	2,212,108

Industrials	110,001	724,450	–	834,451

Technology	–	935,645	–	935,645

Utilities	–	173,994	–	173,994

Rights	–	1,863	–	1,863

Short Term Investments	3,808	–	–	3,808

TOTAL	$394,839	$6,700,335	$–	$7,095,174

ALPS | Red Rocks Listed Private Equity Fund

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$209,014,492	$–	$–	$209,014,492

Short Term Investments	5,501,821	–	–	5,501,821

TOTAL	$214,516,313	$–	$–	$214,516,313

ALPS | WMC Disciplined Value Fund

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$81,405,713	$–	$–	$81,405,713

Exchange Traded Funds	363,334	–	–	363,334

Short Term Investments	1,189,699	–	–	1,189,699

TOTAL	$82,958,746	$–	$–	$82,958,746

Clough China Fund

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$–	$91,635,187	$–	$91,635,187

Exchange Traded Funds	–	1,000,831	–	1,000,831

Short Term Investments	2,787,634	–	–	2,787,634

TOTAL	$2,787,634	$92,636,018	$–	$95,423,652

Jefferies Asset Management Commodity Strategy Allocation Fund

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$108,354,940	$–	$–	$108,354,940

Exchange Traded Funds	6,397,453	–	–	6,397,453

Warrants	93	–	–	93

Government Bonds	–	150,693,117	–	150,693,117

Short Term Investments	4,149,902	–	–	4,149,902

TOTAL	$118,902,388	$150,693,117	$–	$269,595,505

Other Financial Instruments

Assets:

Futures Contracts	$857,058	$–	$–	$857,058
Total Return Swap Contracts	–	5,328,151	–	5,328,151
Liabilities:
Futures Contracts	(1,757,775)	–	–	(1,757,775)
Total Return Swap Contracts	–	(347,224)	–	(347,224)

TOTAL	$(900,717)	$4,980,927	$–	$4,080,210

RiverFront Conservative Income Builder Fund

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$85,455	$–	$–	$85,455

Exchange Traded Funds	2,035,374	–	–	2,035,374

Exchange Traded Notes	44,260			44,260

Short Term Investments	99,981	–	–	99,981

TOTAL	$2,265,070	$–	$–	$2,265,070

RiverFront Dynamic Equity Income Fund

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,264,129	$–	$–	$2,264,129

Exchange Traded Funds	26,446,923	–	–	26,446,923

Exchange Traded Notes	861,098			861,098

Short Term Investments	1,116,359	–	–	1,116,359

TOTAL	$30,688,509	$–	$–	$30,688,509

RiverFront Global Allocation Fund

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$1,040,264	$–	$–	$1,040,264

Exchange Traded Funds	19,906,252	–	–	19,906,252

Short Term Investments	1,242,079	–	–	1,242,079

TOTAL	$22,188,595	$–	$–	$22,188,595

RiverFront Global Growth Fund

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,961,970	$–	$–	$2,961,970

Exchange Traded Funds	48,420,117	–	–	48,420,117

Short Term Investments	2,132,735	–	–	2,132,735

TOTAL	$53,514,822	$–	$–	$53,514,822

RiverFront Moderate Growth & Income Fund

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$5,881,589	$–	$–	$5,881,589

Exchange Traded Funds	86,926,274	–	–	86,926,274

Exchange Traded Notes	2,204,079			2,204,079

Short Term Investments	4,046,757	–	–	4,046,757

TOTAL	$99,058,699	$–	$–	$99,058,699

*	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. During the nine months ended January 31, 2013, the Funds did not have any transfers between Level 1 and Level 2 securities, except ALPS | Kotak India Growth Fund. The ALPS | Kotak India Growth Fund transferred a Common Stock with a market value to $106,533 from a Level 2 to Level 1 security due to the availability of a quoted price in an active market. In addition, the ALPS | Kotak India Growth Fund transferred a Common Stock with a market value of $110,001 from a Level 1 to Level 2 security due to the availability of a quoted price in an active market. The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to it net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: The Jefferies Asset Management Commodity Strategy Allocation Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Jefferies Asset Management Commodity Strategy Allocation Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Jefferies Asset Management Commodity Strategy Allocation Fund and/or the termination value at the end of the contract.

Therefore, the Jefferies Asset Management Commodity Strategy Allocation Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Jefferies Asset Management Commodity Strategy Allocation Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Jefferies Asset Management Commodity Strategy Allocation Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Jefferies Asset Management Commodity Strategy Allocation Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.

The Jefferies Asset Management Commodity Strategy Allocation Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at January 31, 2013 are disclosed in the Statement of Investments.

The number of swap contracts held at January 31, 2013 is representative of swap contract activity during the nine months ended January 31, 2013.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of January 31, 2013, Jefferies Asset Management Commodity Strategy Allocation Fund had futures contracts outstanding with a net unrealized depreciation of ($900,717). The other Funds held no futures contracts at January 31, 2013. The number of futures contracts held at January 31, 2013 is representative of futures contracts activity during the nine months ended January 31, 2013.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2013, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
ALPS | Alerian MLP Infrastructure Index Fund	$384,637	$ -	$384,637	$2,986,969
ALPS | Kotak India Growth Fund	1,420,709	(952,827)	467,882	6,627,292
ALPS | Red Rocks Listed Private Equity Fund	39,420,659	(8,485,705)	30,934,954	183,581,359
ALPS | WMC Disciplined Value Fund	18,523,520	(879,800)	17,643,720	65,315,026
Clough China Fund	13,497,183	(293,129)	13,204,054	82,219,598

Jefferies Asset Management Commodity Strategy Allocation Fund	11,091,878	(4,318,726)	6,773,152	262,822,353
RiverFront Conservative Income Builder	57,175	(4,477)	52,698	2,212,372
RiverFront Dynamic Equity Income Fund	1,707,626	(30,511)	1,677,115	29,011,394
RiverFront Global Allocation Fund	1,401,380	(14,506)	1,386,874	20,801,721
RiverFront Global Growth Fund	6,221,177	(11,381)	6,209,796	47,305,026
RiverFront Moderate Growth and Income	5,190,953	(92,344)	5,098,609	93,960,090

3. RETURN OF CAPITAL ESTIMATES

The ALPS | Alerian MLP Infrastructure Index Fund (“Alerian Fund”) expects that a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) may be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

4. TRANSACTIONS WITH AFFILIATES

For the nine months ended January 31, 2013, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

RiverFront Conservative Income Builder Fund

Security Name	Share Balance April 30, 2012	Purchases	Sales	Share Balance January 31, 2013	Dividend Income	Realized Gain	Market Value January 31, 2013
Energy Select SPDR® Fund	–	249	–	249	$86	$–	$19,260
Health Care Select Sector SPDR® Fund	–	91	91	–	–	71	–
Utilities Select Sector SPDR® Fund	–	349	349	–	165	353	–
					$251	$424	$19,260

RiverFront Dynamic Equity Income Fund

Security Name	Share Balance April 30, 2012	Purchases	Sales	Share Balance January 31, 2013	Dividend Income	Realized Gain/ (Loss)	Market Value January 31, 2013
Consumer Discretionary Select Sector SPDR® Fund	–	7,432	7,432	–	$1,095	$(3,850)	$–
Energy Select SPDR® Fund	–	6,992	108	6,884	2,496	186	532,447
Health Care Select Sector SPDR® Fund	15,042	214	15,256	–	2,935	67,399	–
Utilities Select Sector SPDR® Fund	17,503	1,044	18,547	–	19,502	23,286	–
					$26,028	$87,021	$532,447

RiverFront Global Allocation Fund

Security Name	Share Balance April 30, 2012	Purchases	Sales	Share Balance January 31, 2013	Dividend Income	Realized Gain	Market Value January 31, 2013
Consumer Discretionary Select Sector SPDR® Fund	5,993	–	5,993	–	$910	$39,069	$–

Energy Select SPDR® Fund	–	1,738	–	1,738	–	–	134,434
Health Care Select Sector SPDR® Fund	5,588	458	6,046	–	3,383	47,380	–
Utilities Select Sector SPDR® Fund	–	6,454	6,454	–	4,447	5,483	–
					$8,740	$91,932	$134,434

RiverFront Global Growth Fund

Security Name	Share Balance April 30, 2012	Purchases	Sales	Share Balance January 31, 2013	Dividend Income	Realized Gain	Market Value January 31, 2013
Consumer Discretionary Select Sector SPDR® Fund	17,524	–	17,524	–	$2,526	$114,259	$–
Energy Select SPDR® Fund	–	11,878	46	11,832	2,524	158	915,205
Health Care Select Sector SPDR® Fund	14,866	672	15,538	–	8,503	106,569	–
Utilities Select Sector SPDR® Fund	–	22,712	22,712	–	15,179	17,953	–
					$28,732	$238,939	$915,205

RiverFront Moderate Growth & Income Fund

Security Name	Share Balance April 30, 2012	Purchases	Sales	Share Balance January 31, 2013	Dividend Income	Realized Gain/ (Loss)	Market Value January 31, 2013
Consumer Discretionary Select Sector SPDR® Fund	–	16,595	16,595	–	$2,492	$(18,487)	$–
Energy Select SPDR® Fund	–	17,253	–	17,253	6,236	–	1,334,520
Health Care Select Sector SPDR® Fund	33,164	3,116	36,280	–	6,605	155,347	–
Utilities Select Sector SPDR® Fund	36,892	10,393	47,285	–	46,579	51,696	–
					$61,912	$188,556	$1,334,520

The above securities are deemed affiliated investment companies because the Fund’s Distributor, ALPS Distributors, Inc. (the “Distributor” or “ADI”) is also the distributor of the Select Sector SPDR exchange traded funds (the “Underlying Sector ETFs”). As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by ADI from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as ADI acts as the distributor to the Fund and the Underlying Sector ETFs.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

ASPEN MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2013 (UNAUDITED)

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (8.12%)
MONEY MARKET FUND (8.12%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	0.010%	9,702,734	$9,702,734

TOTAL SHORT TERM INVESTMENTS (Cost $9,702,734)			9,702,734

TOTAL INVESTMENTS (8.12%) (Cost $9,702,734)			$9,702,734

Other Assets In Excess Of Liabilities (91.88%)			109,773,248(a)

NET ASSETS (100.00%)			$119,475,982

(a)	Includes cash which is being held as collateral for futures contracts.

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At January 31, 2013, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation

Commodity Contracts
Copper Future	Long	18	03/28/13	$1,679,400	$21,299
Corn Future	Long	86	03/15/13	3,184,150	26,431
Crude Oil Future	Long	32	03/22/13	3,119,680	78,785
Gold 100 Oz Future	Short	9	04/28/13	1,495,800	17,602
Heating Oil Future	Long	23	03/01/13	3,012,664	51,584
Soybean Future	Long	43	03/01/13	3,157,275	71,940
Sugar No. 11 (World) Future	Short	230	03/28/13	(4,837,728)	23,084

Equity Contracts
Euro STOXX 50 Index Future	Long	234	03/22/13	8,613,478	121,589
FTSE 100 IDX Future	Long	86	03/22/13	8,538,349	349,308
Nikkei 225 Index Future	Long	158	03/14/13	8,824,300	759,546
S&P 500® Emini Future	Long	115	03/22/13	8,586,475	293,208

Fixed Income Contracts
Canadian 10 Year Bond Future	Short	142	03/20/13	(19,036,314)	181,386
Euro-Bund Future	Short	99	03/07/13	(19,074,393)	89,856
Long Gilt Future	Short	104	03/27/13	(19,194,443)	156,493
US 10-Year Treasury Notes Future	Short	146	03/20/13	(19,167,070)	193,177

Foreign Currency Contracts
Euro FX Currency Future	Long	140	03/18/13	23,761,500	486,964
Japanese Yen Currency Future	Short	191	03/18/13	(26,131,188)	1,723,012
New Zealand Dollar Future	Long	32	03/18/13	2,678,400	16,140

				$(30,789,665)	$4,661,404

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Commodity Contracts
Silver Future	Short	11	03/27/13	$(1,724,305)	$(26,141)

Foreign Currency Contracts
Australian Dollar Currency Future	Long	194	03/18/13	20,176,000	(113,877)
Canadian Dollar Currency Future	Short	88	03/19/13	(8,813,200)	(39,104)
Swiss Franc Currency Future	Short	20	03/18/13	(2,749,750)	(20,450)

				$6,888,745	$(199,572)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

FX - Foreign

No. - Number

Oz - Ounce

S&P - Standard and Poor’s

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Consolidated Schedule of Investments.

Notes to Consolidated Quarterly Schedule of Investments

January 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2013, the Trust had 26 registered funds. This quarterly report describes the Aspen Managed Futures Strategy Fund (the “Fund”). The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Managed Futures Strategy Fund offers Class A and Class I shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting on individual classes.

Basis of Consolidation for the Aspen Futures Fund, Ltd.

Aspen Futures Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company is a wholly owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to affect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of August 2, 2011, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary as a wholly owned subsidiary of Aspen Managed Futures Strategy Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund. As of January 31, 2013, net assets of the Fund were $119,475,982 of which $22,418,808, or 18.76%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund and Subsidiary. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of the Schedule of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Funds may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which a Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the foreign exchange on which they are traded, but before a Fund prices its shares.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of January 31, 2013:

Aspen Managed Futures Strategy Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Term Investments	$9,702,734	$–	$–	$9,702,734

TOTAL	$9,702,734	$–	$–	$9,702,734

Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$290,725	$–	$–	$290,725
Equity Contracts	1,523,651	–	–	1,523,651
Fixed Income Contracts	620,912	–	–	620,912
Foreign Currency Contracts	2,226,116	–	–	2,226,116
Liabilities:
Futures Contracts
Commodity Contracts	$(26,141)	$–	$–	$(26,141)
Foreign Currency Contracts	(173,431)	–	–	(173,431)

TOTAL	$4,461,832	$–	$–	$4,461,832

The Fund recognizes transfers between levels as of the beginning of the annual period in which the transfer occurred. For the nine months ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2013, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. DERIVATIVE INSTRUMENTS

The Fund uses derivatives (including futures) to pursue its investment objective. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Fixed Income Risk: When the Fund invests in fixed-income securities or derivatives, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Fund. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

Commodity Risk:

Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Futures: The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Consolidated Statements of Assets and Liabilities as an asset (liability) and in the Consolidated Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Fund and the Subsidiary is reduced. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of January 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Aspen Managed Futures Strategy Fund
Gross appreciation (excess of value over tax cost)	$949,260
Gross depreciation (excess of tax cost over value)	(949,260)
Net unrealized appreciation/depreciation	$0

Cost of investments for income tax purposes	$9,702,734

DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2013 (UNAUDITED)

	Shares	Value (Note 2)

COMMON STOCKS (71.66%)
CONSUMER DISCRETIONARY (21.35%)
Auto & Auto Parts (1.23%)
Gentex Corp.	35,475	$678,637

Commercial Services (1.25%)
The Corporate Executive Board Co.	13,775	690,265

Consumer Products (6.62%)
Ethan Allen Interiors, Inc.	33,419	966,143
Garmin Ltd.	18,613	705,247
Ralph Lauren Corp.	6,581	1,095,605
Select Comfort Corp.(a)	39,924	879,126

		3,646,121

Consumer Services (0.18%)
Nutrisystem, Inc.	10,682	96,458

Leisure (1.98%)
The Cheesecake Factory, Inc.	9,950	329,942
Royal Caribbean Cruises Ltd.	21,025	761,105

		1,091,047

Media (0.69%)
DreamWorks Animation SKG, Inc. - Class A(a)	21,637	376,700

Retail (9.40%)
Cabela’s, Inc.(a)	27,200	1,404,064
Limited Brands, Inc.	26,405	1,267,968
TJX Cos., Inc.	55,375	2,501,843

		5,173,875

TOTAL CONSUMER DISCRETIONARY		11,753,103

ENERGY (2.10%)
Energy Equipment & Services (1.50%)
Noble Corp.	20,457	828,509

Oil & Gas (0.60%)
Ultra Petroleum Corp.(a)	18,100	329,782

TOTAL ENERGY		1,158,291

FINANCIAL SERVICES (3.77%)
Banks (0.72%)
TCF Financial Corp.
	29,200	398,872

Consumer Finance & Credit Services (1.82%)
FactSet Research Systems, Inc.	10,819	1,000,974

	Shares	Value (Note 2)

FINANCIAL SERVICES (continued)
Investment Banking & Brokerage (1.23%)
E*Trade Financial Corp.(a)	22,681	$240,645
Janus Capital Group, Inc.	47,000	437,100

		677,745

TOTAL FINANCIAL SERVICES		2,077,591

HEALTH CARE (7.66%)
Medical Equipment & Services (6.81%)
Edwards Lifesciences Corp.(a)	22,450	2,018,928
Intuitive Surgical, Inc.(a)	1,537	882,822
Varian Medical Systems, Inc.(a)	11,950	844,268

		3,746,018

Medical Specialties (0.80%)
Align Technology, Inc.(a)	14,100	442,176

Pharmaceuticals & Biotech (0.05%)
Incyte Corp. Ltd.(a)	1,400	25,732

TOTAL HEALTH CARE		4,213,926

INDUSTRIALS (0.74%)
Machinery-Diversified (0.74%)
Graco, Inc.	7,150	408,980

TOTAL INDUSTRIALS		408,980

PRODUCER DURABLES (11.27%)
Commercial Services (0.57%)
Paychex, Inc.	9,600	313,248

Machinery (2.27%)
Middleby Corp.(a)	8,818	1,246,512

Manufacturing & Production (2.78%)
Eaton Corp. PLC	26,914	1,532,752

Scientific Instruments & Services (3.32%)
Brady Corp. - Class A	9,700	338,433
Trimble Navigation Ltd.(a)	23,825	1,489,063

		1,827,496

Transportation & Freight (2.33%)
JetBlue Airways Corp.(a)	61,450	357,025
Landstar System, Inc.	16,250	926,900

		1,283,925

TOTAL PRODUCER DURABLES		6,203,933

TECHNOLOGY (23.33%)
Computers (0.14%)
IHS, Inc. - Class A(a)	700	72,030
Imation Corp.(a)	800	2,968

		74,998

	Shares	Value (Note 2)

TECHNOLOGY (continued)
Electronics (7.49%)
ARM Holdings PLC ADR	31,537	$1,294,909
Microchip Technology, Inc.	16,000	535,200
Open Text Corp.(a)	20,231	1,180,479
Plexus Corp.(a)	43,650	1,113,948

		4,124,536

Information Technology (13.43%)
Akamai Technologies, Inc.(a)	23,400	952,614
Apple, Inc.	1,093	497,654
Autodesk, Inc.(a)	31,050	1,207,224
Dolby Laboratories, Inc. - Class A	11,575	373,988
Intuit, Inc.	34,175	2,131,836
Seagate Technology PLC	41,074	1,395,695
Yahoo!, Inc.(a)	42,625	836,729

		7,395,740

Telecommunications (2.27%)
Aviat Networks, Inc.(a)	37,575	140,906
Plantronics, Inc.	21,875	899,500
ViaSat, Inc.(a)	5,419	208,144

		1,248,550

TOTAL TECHNOLOGY		12,843,824

UTILITIES (1.44%)
Utilities (1.44%)
tw telecom, Inc.(a)	28,600	790,218

TOTAL UTILITIES		790,218

TOTAL COMMON STOCKS (Cost $ 33,790,822)		39,449,866

	Principal Amount	Value (Note 2)

ASSET/MORTGAGE BACKED SECURITIES (0.27%)
Government National Mortgage Association, Series 2005-93 5.500% 12/20/2034	$133,000	145,786

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $ 147,658)		145,786

CORPORATE BONDS (19.71%)
Affiliated Computer Services, Inc. 5.125% 06/01/2015	110,000	118,510
Alliant Energy Corp. 4.000% 10/15/2014	213,000	224,399
Ameren Illinois Co. 9.750% 11/15/2018	152,000	209,097
American Express Co. 7.250% 05/20/2014	195,000	211,172
Anheuser-Busch InBev Worldwide, Inc. 5.375% 01/15/2020	204,000	244,945

	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)
Arizona Public Service Co. 8.750% 03/01/2019	$174,000	$235,659
AT&T, Inc. 5.500% 02/01/2018	200,000	235,303
BB&T Corp. 5.700% 04/30/2014	19,000	20,210
BP Capital Markets PLC 5.250% 11/07/2013	204,000	211,519
Burlington Northern Santa Fe LLC 4.875% 01/15/2015	209,000	225,259
Carolina Power & Light Co. 5.125% 09/15/2013	124,000	127,541
CenterPoint Energy Resources Corp. 4.500% 01/15/2021	111,000	124,289
Coca-Cola HBC Finance BV 5.500% 09/17/2015	208,000	227,676
Comcast Cable Communications Holdings, Inc. 9.455% 11/15/2022	152,000	226,262
Commonwealth Edison Co. 5.800% 03/15/2018	100,000	120,336
The Connecticut Light & Power Co., Series 09-A 5.500% 02/01/2019	104,000	124,734
Consolidated Edison Co. of New York, Inc. 7.125% 12/01/2018	200,000	258,791
Corporacion Andina de Fomento 5.750% 01/12/2017	1,000	1,141
8.125% 06/04/2019	171,000	224,670
CSX Corp. 7.375% 02/01/2019	96,000	121,966
The Dayton Power & Light Co. 5.125% 10/01/2013	142,000	146,141
Diageo Capital PLC 5.750% 10/23/2017	101,000	121,055
Emerson Electric Co. 5.000% 04/15/2019	118,000	139,945
Energy Transfer Partners LP 9.700% 03/15/2019	91,000	123,072
Enterprise Products Operating LLC 3.700% 06/01/2015	199,000	211,050
Florida Power & Light Co. 4.850% 02/01/2013	146,000	146,000
Fluor Corp. 3.375% 09/15/2021	119,000	124,127
General Electric Capital Corp. 5.875% 01/14/2038	217,000	254,746
Hewlett-Packard Co. 3.750% 12/01/2020	137,000	131,610
International Business Machines Corp. 7.625% 10/15/2018	161,000	213,218
Johnson & Johnson 5.850% 07/15/2038	176,000	234,683
Joy Global, Inc. 6.000% 11/15/2016	173,000	199,903
JPMorgan Chase & Co. 3.700% 01/20/2015	206,000	217,159
Lockheed Martin Corp. 4.250% 11/15/2019	204,000	229,018

	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)
Lubrizol Corp. 8.875% 02/01/2019	$149,000	$207,199
McDonald’s Corp. 6.300% 03/01/2038	163,000	220,885
Merck & Co., Inc 5.950% 12/01/2028	96,000	121,450
Mondelez International, Inc. 5.375% 02/10/2020	208,000	247,608
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/2018	142,000	209,214
Nevada Power Co. 7.125% 03/15/2019	158,000	200,647
News America, Inc. 6.900% 03/01/2019	103,000	130,334
Nisource Finance Corp. 6.800% 01/15/2019	103,000	124,925
Noble Energy, Inc. 8.250% 03/01/2019	175,000	226,597
Northeast Utilities 5.650% 06/01/2013	5,000	5,084
Ohio Power Co., Series M 5.375% 10/01/2021	184,000	219,284
Oncor Electric Delivery Co. LLC 7.000% 09/01/2022	172,000	218,864
The Pepsi Bottling Group, Inc., Series B 7.000% 03/01/2029	147,000	206,584
Plains All American Pipeline LP / Plains All American Finance Corp. 3.950% 09/15/2015	9,000	9,679
8.750% 05/01/2019	155,000	209,392
PPL Energy Supply LLC 6.300% 07/15/2013	141,000	144,503
Republic Services, Inc. 5.500% 09/15/2019	109,000	129,277
Rio Tinto Finance USA Ltd. 9.000% 05/01/2019	156,000	216,788
Royal Bank of Scotland Group PLC, Series 1 9.118% 03/31/2049	3,000	3,060
Safeway, Inc. 5.625% 08/15/2014	21,000	22,309
Sempra Energy 8.900% 11/15/2013	105,000	111,701
The Southern Co., Series A 2.375% 09/15/2015	195,000	203,007
Tennessee Valley Authority, Series B 4.700% 07/15/2033	52,000	61,182
Texas Gas Transmission LLC 4.600% 06/01/2015	158,000	170,707
TransCanada PipeLines Ltd. 7.250% 08/15/2038	171,000	240,784
Unilever Capital Corp. 4.800% 02/15/2019	107,000	125,887
United Parcel Service, Inc. 6.200% 01/15/2038	165,000	221,795
United Technologies Corp. 5.375% 12/15/2017	18,000	21,308

		Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)
US Bank 3.778%(b) 04/29/2020		$212,000	$224,915
4.800% 04/15/2015		59,000	64,038
Wal-Mart Stores, Inc. 6.200% 04/15/2038		171,000	226,256
Waste Management, Inc. 7.375% 03/11/2019		94,000	118,427

TOTAL CORPORATE BONDS (Cost $10,588,291)			10,848,896

FOREIGN GOVERNMENT BONDS (1.35%)
Israel Government AID Bonds 5.500% 12/04/2023		173,000	224,297
Israel Government AID Bonds, Zero Coupon, Series 8-Z 02/15/2020		44,000	38,959
Province of British Columbia 4.300% 05/30/2013		34,000	34,448
Province of Ontario Canada 0.950% 05/26/2015		215,000	217,205
Province of Quebec Canada, Series NN 7.125% 02/09/2024		168,000	230,527

TOTAL FOREIGN GOVERNMENT BONDS (Cost $734,290)			745,436

GOVERNMENT & AGENCY OBLIGATIONS (0.10%)
U.S. Treasury Bonds 4.750% 05/15/2014		6,000	6,350
6.500% 11/15/2026		13,000	19,222
U.S. Treasury Notes 4.500% 11/15/2015		11,000	12,253
4.500% 02/15/2016		13,000	14,595

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $52,342)			52,420

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (6.70%)
Fidelity Institutional Money Market Government Portfolio - Class I	0.01%	3,690,968	3,690,968

TOTAL SHORT TERM INVESTMENTS (Cost $3,690,968)			3,690,968

TOTAL INVESTMENTS (99.79%) (Cost $49,004,371)			$54,933,372

Other Assets In Excess Of Liabilities (0.21%)			116,355

NET ASSETS (100.00%)			$55,049,727

(a)	Non-Income Producing Security.
(b)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Percentages are stated as a percent of net assets.

Common Abbreviations:

ADR - American Depository Receipt.

AID - Agency for International Development.

BV - Besloten Vennootschap.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

January 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2013, the Trust has 26 registered funds. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk. The Fund pursues its investment objective by normally investing approximately 60% of its assets in equity securities and approximately 40% in fixed-income securities and cash equivalent.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of the Portfolio of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the Portfolio of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the foreign exchange on which they are traded, but before the Fund prices its shares.

Fair Value Measurements: The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of January 31, 2013:

The Disciplined Growth Investors Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$39,449,866	$–	$–	$39,449,866
Asset/Mortgage Backed Securities	–	145,786	–	145,786
Corporate Bonds	–	10,848,896	–	10,848,896
Foreign Government Bonds	–	745,436	–	745,436
Government & Agency Obligations	–	52,420	–	52,420
Short Term Investments	3,690,968	–	–	3,690,968

TOTAL	$43,140,834	$11,792,538	$–	$54,933,372

(a)For detailed descriptions of the underlying industries, see accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the beginning of the annual period in which the transfer occurred. For the nine months ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2013, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of January 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$6,656,744
Gross depreciation (excess of tax cost over value)	(727,743)
Net unrealized appreciation	$5,929,001

Cost of investments for income tax purposes	$49,004,371

Schedule of Investments

Emerald Banking and Finance Fund

January 31, 2013 (Unaudited)

Shares		Value (Note 2)

COMMON STOCKS: 91.21%

Financial Services: 91.21%

Banks: Diversified: 68.15%
52,909	Access National Corp.	$820,619
23,120	American Business Bank(a)	647,360
52,098	Bank of the Ozarks, Inc.	1,892,199
33,520	BofI Holding, Inc.(a)	1,071,299
28,500	Bridge Bancorp, Inc.	582,540
18,290	Bryn Mawr Bank Corp.	423,231
1,600	California Republic Bancorp(a)	36,000
65,140	Cardinal Financial Corp.	1,064,388
30,000	Carolina Trust Bank(a)	77,250
17,704	Center Bancorp, Inc.	212,094
34,580	Central Valley Community Bancorp	304,304
7,211	Citizens Financial Services, Inc.	346,128
127,613	CoBiz Financial, Inc.	1,041,322
9,926	Cortland Bancorp	96,878
77,229	CU Bancorp(a)	908,985
53,546	Eagle Bancorp, Inc.(a)	1,207,998
38,050	East West Bancorp, Inc.	892,272
11,356	Enterprise Financial Services Corp.	152,284
14,050	Evans Bancorp, Inc.	239,974
60,640	EverBank Financial Corp.	884,738
92,427	Farmers National Banc Corp.	608,170
19,765	First Business Financial Services, Inc.	477,522
23,792	First California Financial Group, Inc.(a)	190,812
6,140	First Community Bancshares, Inc.	97,933
21,150	First Financial Bankshares, Inc.	868,419
70,210	First Horizon National Corp.	716,844
30,190	First of Long Island Corp.	880,340
112,530	Guaranty Bancorp(a)	234,062
11,416	Hancock Holding Co.	344,992
71,360	Heritage Oaks Bancorp(a)	413,888
28,270	Home BancShares, Inc.	981,534
16,738	HomeStreet, Inc.(a)	422,132
16,003	HopFed Bancorp, Inc.	148,668
59,383	Horizon Bancorp	1,183,503
59,296	Howard Bancorp, Inc.(a)	401,730
15,250	Independent Bank Corp.	472,597
28,473	Investors Bancorp, Inc.	502,548
28,063	Lakeland Financial Corp.	685,860
9,697	Meridian Interstate Bancorp, Inc.(a)	169,504
15,169	MidSouth Bancorp, Inc.	228,445
14,100	Monarch Financial Holdings, Inc.	131,976
6,320	NBT Bancorp, Inc.	131,077
52,180	Northeast Bancorp	486,839
6,224	Oak Valley Bancorp(a)	52,282
50,705	Old Line Bancshares, Inc.	583,108
19,950	Old National Bancorp	266,532
10,392	Orrstown Financial Services, Inc.(a)	128,653
80,314	Pacific Premier Bancorp, Inc.(a)	926,020
9,010	PacWest Bancorp	247,595
22,050	Park Sterling Corp.(a)	125,244
15,000	Peoples Bancorp, Inc.	325,500

Shares		Value (Note 2)

Banks: Diversified (continued)
14,460	Pinnacle Financial Partners, Inc.(a)	$310,456
15,070	Prosperity Bancshares, Inc.	679,808
13,158	Provident Financial Holdings, Inc.	218,949
1,009	QCR Holdings, Inc.	15,690
5,470	Republic Bancorp, Inc., Class A	122,911
18,000	Signature Bank(a)	1,330,740
31,188	Southern National Bancorp of Virginia, Inc.	288,021
8,750	State Bank Financial Corp.	139,650
82,426	Susquehanna Bancshares, Inc.	941,305
18,008	SVB Financial Group(a)	1,195,191
37,113	Texas Capital Bancshares, Inc.(a)	1,536,478
8,520	Tompkins Financial Corp.	348,553
44,883	ViewPoint Financial Group, Inc.	949,275
49,825	Virginia Commerce Bancorp, Inc.(a)	654,701
28,463	Washington Banking Co.	401,044
58,387	Western Alliance Bancorp(a)	718,160
21,450	Xenith Bankshares, Inc.(a)	123,338
		36,310,462

Banks: Savings, Thrift & Mortgage: 6.46%
9,950	Berkshire Hills Bancorp, Inc.	240,790
50,225	Capitol Federal Financial, Inc.	590,144
7,875	Elmira Savings Bank	186,244
21,600	First Pactrust Bancorp, Inc.	254,016
12,500	Flushing Financial Corp.	198,000
25,050	Heritage Financial Corp.	353,956
3,300	Hingham Institution for Savings	229,185
11,680	Home Bancorp, Inc.(a)	222,971
16,830	Provident New York Bancorp	150,292
16,999	Teche Holding Co.	662,961
8,830	Territorial Bancorp, Inc.	202,295
25,000	WSB Holdings, Inc.(a)	151,750
		3,442,604

Commercial Finance & Mortgage: 1.67%
41,410	Walker & Dunlop, Inc.(a)	889,487

Consumer Lending: 0.23%
7,087	Tree.com, Inc.	123,881

Financial Data & Systems: 1.29%
17,722	Cass Information Systems, Inc.	687,614

Insurance: Property-Casualty: 3.12%
24,428	Amtrust Financial Services, Inc.	811,987
6,840	Axis Capital Holdings, Ltd.	261,767
100,000	United Insurance Holdings Corp.	590,000
		1,663,754

Real Estate Investment Trusts (REITs): 10.29%
4,730	American Campus Communities, Inc.	220,276

Shares		Value (Note 2)

Real Estate Investment Trusts (REITs) (continued)
51,963	Campus Crest Communities, Inc.	$627,713
27,900	CapitalSource, Inc.	226,269
21,230	CubeSmart	323,757
63,190	Glimcher Realty Trust	702,673
44,350	Hersha Hospitality Trust	234,168
4,030	Mid-America Apartment Communities, Inc.	263,441
4,100	National Retail Properties, Inc.	131,282
14,060	Saul Centers, Inc.	601,065
3,700	Sovran Self Storage, Inc.	241,388
90,210	Summit Hotel Properties, Inc.	829,030
11,690	Tanger Factory Outlet Centers, Inc.	414,060
22,180	Urstadt Biddle Properties, Inc., Class A	448,923
15,250	Whitestone	216,550
		5,480,595

	Total Common Stocks (Cost $35,940,124)	48,598,397

SHORT TERM INVESTMENTS: 8.80%
	Dreyfus Government Cash Management Fund - Institutional Class
4,692,233	0.010% (7 Day Yield)	4,692,233

	Total Short Term Investments (Cost $4,692,233)	4,692,233

	Total Investments: 100.01% (Cost $40,632,357)	53,290,630

	Liabilities In Excess Of Other Assets: (0.01)%	(7,342)

	Net Assets: 100.00%	$53,283,288

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Growth Fund

January 31, 2013 (Unaudited)

Shares		Value (Note 2)

COMMON STOCKS: 99.36%

Consumer Discretionary: 18.82%
30,059	BJ’s Restaurants, Inc.(a)	$960,986
85,256	Black Diamond, Inc.(a)	652,208
23,698	Body Central Corp.(a)	188,399
3,965	Bright Horizons Family Solutions, Inc.(a)	111,020
40,038	Carmike Cinemas, Inc.(a)	638,606
26,622	Chuy’s Holdings, Inc.(a)	755,532
17,521	Crocs, Inc.(a)	260,362
93,300	Fifth & Pacific Cos., Inc.(a)	1,408,830
6,563	Five Below, Inc.(a)	242,831
57,971	Francesca’s Holdings Corp.(a)	1,646,376
13,661	Hibbett Sports, Inc.(a)	719,388
36,365	HomeAway, Inc.(a)	871,669
214,197	Hovnanian Enterprises, Inc., Class A(a)	1,223,065
38,915	Mattress Firm Holding Corp.(a)	1,091,177
36,969	Meritage Homes Corp.(a)	1,635,509
35,937	Multimedia Games Holding Co., Inc(a)	608,773
94,729	Pandora Media, Inc.(a)	1,091,278
50,318	Red Robin Gourmet Burgers, Inc.(a)	1,860,257
63,427	SHFL Entertainment, Inc.(a)	938,720
6,749	Shutterstock, Inc.(a)	170,277
67,949	Sinclair Broadcast Group, Inc., Class A	936,337
136,276	Standard Pacific Corp.(a)	1,131,091
44,056	Tile Shop Holdings, Inc.(a)	810,190
65,011	Tilly’s, Inc., Class A(a)	963,463
15,691	Ulta Salon Cosmetics & Fragrance, Inc.	1,534,894
22,115	Vitamin Shoppe, Inc.(a)	1,350,784
		23,802,022

Consumer Staples: 2.43%
58,230	Boulder Brands, Inc.(a)	782,029
67,433	Female Health Co.	516,537
39,945	GNC Holdings, Inc., Class A	1,435,623
24,112	PhotoMedex, Inc.(a)	341,667
		3,075,856

Energy: 4.45%
33,638	Cheniere Energy, Inc.(a)	714,135
31,762	Diamondback Energy, Inc.(a)	712,104
31,555	Gulfport Energy Corp.(a)	1,302,275
84,640	Kodiak Oil & Gas Corp.(a)	778,688
352,614	Magnum Hunter Resources Corp.(a)	1,424,560
52,972	Rex Energy Corp.(a)	695,522
		5,627,284

Financial Services: 13.37%
69,562	Bank of the Ozarks, Inc.	2,526,492
26,164	Cardinal Financial Corp.	427,520
81,971	CoBiz Financial, Inc.	668,883

Shares		Value (Note 2)

Financial Services (continued)
12,912	Financial Engines, Inc.(a)	$429,453
90,980	First Horizon National Corp.	928,906
168,924	Glimcher Realty Trust, REIT	1,878,435
118,203	Howard Bancorp, Inc.(a)	800,825
42,669	Pacific Premier Bancorp, Inc.(a)	491,974
18,234	Signature Bank(a)	1,348,040
87,301	Summit Hotel Properties, Inc., REIT	802,296
124,571	Susquehanna Bancshares, Inc.	1,422,601
30,001	SVB Financial Group(a)	1,991,166
42,346	Texas Capital Bancshares, Inc.(a)	1,753,124
67,020	Walker & Dunlop, Inc.(a)	1,439,590
		16,909,305

Health Care: 25.63%
26,021	Abaxis, Inc.	1,007,533
88,725	Acadia Healthcare Co., Inc.(a)	2,268,698
93,366	Achillion Pharmaceuticals, Inc.(a)	838,427
36,311	Aegerion Pharmaceuticals, Inc.(a)	1,027,964
199,931	Akorn, Inc.(a)	2,617,097
78,807	Alnylam Pharmaceuticals, Inc.(a)	1,901,613
123,220	BioScrip, Inc.(a)	1,383,761
50,716	Cepheid, Inc.(a)	1,836,933
27,965	Conceptus, Inc.(a)	577,757
68,022	Exact Sciences Corp.(a)	749,602
39,180	Greatbatch, Inc.(a)	1,039,837
32,360	HMS Holdings Corp.(a)	882,134
68,490	Incyte Corp., Ltd.(a)	1,258,846
26,519	Infinity Pharmaceuticals, Inc.(a)	913,579
32,915	IPC The Hospitalist Co., Inc.(a)	1,403,496
40,920	Jazz Pharmaceuticals PLC(a)	2,307,479
22,116	Medivation, Inc.(a)	1,202,226
1,633	Merit Medical Systems, Inc.(a)	22,650
37,021	MWI Veterinary Supply, Inc.(a)	4,157,828
125,286	NPS Pharmaceuticals, Inc.(a)	1,107,528
38,934	Omnicell, Inc.(a)	615,157
103,680	Regulus Therapeutics, Inc.(a)	623,117
54,756	Sarepta Therapeutics, Inc.(a)	1,481,150
17,976	Synageva BioPharma Corp.(a)	831,570
37,482	Verastem, Inc.(a)	373,321
		32,429,303

Materials & Processing: 5.73%
33,488	Allied Nevada Gold Corp.(a)	793,331
57,533	Apogee Enterprises, Inc.	1,406,682
17,377	Eagle Materials, Inc.	1,125,508
46,298	Trex Co., Inc(a)	1,956,091
66,875	USG Corp.(a)	1,965,456
		7,247,068

Producer Durables: 11.27%
9,095	Chart Industries, Inc.(a)	601,998
51,807	FARO Technologies, Inc.(a)	1,720,510
15,972	Middleby Corp.(a)	2,257,802
28,470	Mistras Group, Inc.(a)	626,909

Shares		Value (Note 2)

Producer Durables (continued)
84,747	Roadrunner Transportation Systems, Inc.(a)	$1,704,262
60,891	Spirit Airlines, Inc.(a)	1,180,677
31,316	Triumph Group, Inc.	2,203,707
31,354	United Rentals, Inc.(a)	1,587,140
32,610	WESCO International, Inc.(a)	2,378,247
		14,261,252

Technology: 17.47%
6,987	3D Systems Corp.(a)	404,198
99,307	Aruba Networks, Inc.(a)	2,288,033
100,747	Brightcove, Inc.(a)	848,290
37,106	Cavium, Inc.(a)	1,240,825
18,229	EPAM Systems, Inc.(a)	377,705
83,433	ExactTarget, Inc.(a)	1,834,692
24,945	Finisar Corp.(a)	386,647
43,910	Fortinet, Inc.(a)	1,035,837
29,450	Guidewire Software, Inc.(a)	975,384
20,268	Infoblox, Inc.(a)	382,052
21,529	Inphi Corp.(a)	172,878
41,019	IPG Photonics Corp.	2,685,924
71,127	Ixia, Inc.(a)	1,350,702
74,203	Jive Software, Inc.(a)	1,137,532
19,815	Microsemi Corp.(a)	414,530
71,660	Millennial Media, Inc.(a)	826,956
32,992	Peregrine Semiconductor Corp.(a)	395,244
28,957	QLIK Technologies, Inc.(a)	643,135
125,261	Saba Software, Inc.(a)	1,159,917
43,343	Sourcefire, Inc.(a)	1,846,412
16,640	Ultimate Software Group, Inc.(a)	1,689,625
		22,096,518

Utilities: 0.19%
36,438	8x8, Inc.(a)	241,219
		241,219

	Total Common Stocks (Cost $92,533,611)	125,689,827

RIGHTS AND WARRANTS: 0.00%(b)
22,283	Magnum Hunter Resources Corp., Warrants, Strike Price $10.50 (expiring 10/14/13)(a)(c)	3,120

	Total Rights and Warrants (Cost $0)	3,120

Shares		Value (Note 2)

SHORT TERM INVESTMENTS: 1.37%
1,740,861	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7 Day Yield)	$1,740,861

	Total Short Term Investments (Cost $1,740,861)	1,740,861

	Total Investments: 100.73% (excluding investments purchased with cash collateral from securities loaned)
	(Cost $94,274,472)	127,433,808

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 0.02%
22,051	Short-Term Investment Trust, Liquid Assets Portfolio Institutional Class, 0.120% (7 Day Yield)(d)	22,051

	Total Investments Purchased with Cash Collateral From Securities Loaned
	(Cost $22,051)	22,051

	Total Investments: 100.75% (Cost $94,296,523)	127,455,859

	Liabilities In Excess Of Other Assets: (0.75)%	(953,271)

	Net Assets: 100.00%	$126,502,588

(a)	Non-income producing security.
(b)	Less than 0.0005% of Net Assets.
(c)	Security, or portion of security, is currently on loan.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 2).

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments

January 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of January 31, 2013, the Trust had 26 registered funds. This quarterly report describes the Emerald Banking and Finance Fund and Emerald Growth Fund (each a “Fund” and collectively, the “Funds”).

The Emerald Banking and Finance Fund seek to achieve long term growth through capital appreciation with income as a secondary objective and invest primarily in equity securities of companies principally engaged in the banking or financial services industries.

The Emerald Growth Fund seeks to achieve long-term growth through capital appreciation and invests in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of the Schedule of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Schedule of Investments during the reporting period. Management believes these the estimates and security valuations are appropriate; however, actual results may differ from those estimates and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

The Funds may determine the fair value of investments based on information provided by pricing services and other third- party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before each Fund values its securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage.”

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds as of January 31, 2013.

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks(a)
Banks: Diversified	$35,566,224	$744,238	$–	$36,310,462
Banks: Savings, Thrift & Mortgage	3,442,604	–	–	3,442,604
Commercial Finance & Mortgage	889,487	–	–	889,487
Consumer Lending	123,881	–	–	123,881
Financial Data & Systems	687,614	–	–	687,614
Insurance: Property-Casualty	1,663,754	–	–	1,663,754
Real Estate Investment Trusts (REITs)	5,480,595	–	–	5,480,595
Short Term Investments	4,692,233	–	–	4,692,233
TOTAL	$52,546,392	$744,238	$–	$53,290,630

(a) For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$125,689,827	$–	$–	$125,689,827
Warrants	3,120	–	–	3,120
Short Term Investments	1,740,861	–	–	1,740,861
Investments Purchased with Cash Collateral From Securities Loaned	22,051	–	–	22,051
TOTAL	$127,455,859	$–	$–	$127,455,859

(a) For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. During the nine months ended January 31, 2013, the Banking and Finance Fund transferred a Common Stock with a market value of $601,120 from a Level 2 to Level 1 security due to the availability of a quoted price in an active market. During the nine months ended January 31, 2012 the Banking and Finance Fund transferred a Common Stock with a market value of $331,706 between Level 1 and Level 2 due to the availability of a quoted price in an active market.

For the nine months ended January 31, 2013, the Fund did not have transfers between significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

Lending of Portfolio Securities: Prior to March 16, 2012, each Fund from time to time had lent portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans were secured by collateral in the form of cash that was equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. Each Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of January 31, 2013, the Emerald Growth Fund had securities on loan valued at $0 and received cash collateral with a value of $22,051. The current security on loan (Magnum Hunter Resources Corp. Warrants) is held at the custodian Brown Brothers Harriman & Co. (“BBH”), and the warrants are due to expire on October 14, 2013. Once the warrant expires, BBH can recall and transfer the current quantity to Union Bank of California, the current custodian to the Funds.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of January 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
Emerald Banking and Finance Fund	$40,654,797	$13,068,081	$(432,248)	$12,635,833
Emerald Growth Fund	$94,566,188	$35,684,559	$(2,794,888)	$32,889,671

Grandeur Peak Global Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (92.14%)
Australia (6.63%)
ALS, Ltd.	89,322	$1,047,877
Ausenco, Ltd.	117,515	435,032
Billabong International, Ltd.	564,542	550,437
Countplus, Ltd.	230,836	409,215
Lycopodium, Ltd.	147,456	1,001,020
Magellan Financial Group, Ltd.	979,045	6,962,842
Navitas, Ltd.	90,505	467,172
The Reject Shop, Ltd.	71,790	1,197,798
Sirtex Medical, Ltd.	71,900	905,723
Super Retail Group, Ltd.	234,257	2,606,493
Webjet, Ltd.	279,300	1,389,277

		16,972,886

Belgium (2.29%)
Melexis NV	308,934	5,859,968

Brazil (3.22%)
All America Latina Logistica SA	233,300	1,015,749
Banco ABC Brasil SA	235,854	1,722,108
Banco Daycoval SA	497,500	2,568,258
CETIP SA - Mercados Organizados	146,000	1,836,593
Marcopolo SA	30,700	182,379
Tegma Gestao Logistica	54,500	930,525

		8,255,612

Britain (8.84%)
Abcam PLC	135,565	837,445
Blinkx PLC(a)	1,812,100	1,681,276
Brammer PLC	242,800	1,261,134
Clinigen Group PLC(a)	1,615,000	5,289,245
CVS Group PLC	87,680	242,312
Fidessa Group PLC	9,620	234,809
Halma PLC	75,800	553,485
Hunting PLC	86,000	1,155,269
Michael Page International PLC	37,375	241,374
N Brown Group PLC	301,580	1,763,984
Premier Oil PLC(a)	336,255	1,992,934
Robert Walters PLC	203,500	690,684
RPS Group PLC	1,232,584	4,517,702
Sthree PLC	184,747	980,109
Ted Baker PLC	38,070	726,960
Ultra Electronics Holdings PLC	17,735	462,699

		22,631,421

Canada (4.71%)
Atrium Innovations, Inc.(a)	29,705	382,704
Gildan Activewear, Inc.	19,770	727,649
Gran Tierra Energy, Inc.(a)	495,275	2,639,816
Home Capital Group, Inc.	48,664	2,958,190
Pan American Silver Corp.	10,725	187,317

	Shares	Value (Note 2)

Canada (continued)
Richelieu Hardware, Ltd.	48,555	$1,922,922
SEMAFO, Inc.	141,725	396,443
ShawCor, Ltd., Class A	43,645	1,754,727
Stantec, Inc.	15,364	629,409
TransGlobe Energy Corp.(a)	54,540	466,439

		12,065,616

China (3.75%)
AAC Technologies Holdings, Inc.	162,000	626,660
Airtac International Group	150,000	876,332
China Lilang, Ltd.	469,175	309,138
China Medical System Holdings, Ltd.	2,309,427	1,983,235
Golden Eagle Retail Group, Ltd.	323,000	695,528
O2Micro International, Ltd., ADR(a)	513,163	1,570,279
Pacific Online, Ltd.	3,248,853	1,290,258
Parkson Retail Group, Ltd.	950,000	732,522
Tao Heung Holdings, Ltd.	1,300,000	807,953
WuXi PharmaTech Cayman, Inc., ADR(a)	43,500	703,830

		9,595,735

France (1.14%)
1000mercis SA	9,998	552,511
Audika Groupe	20,667	256,762
Neurones	45,508	546,227
Sartorius Stedim Biotech	5,513	671,525
Thermador Groupe	11,192	899,627

		2,926,652

Germany (4.22%)
Adler Modemaerkte AG(a)	62,882	509,125
Amadeus Fire AG	14,205	810,265
Bertrandt AG	24,555	2,705,921
CompuGroup Medical AG	75,765	1,667,058
Gerry Weber International AG	10,800	525,270
Nexus AG	55,000	660,905
Softing AG	30,424	300,733
Wirecard AG(a)	119,085	2,711,585
zooplus AG(a)	16,120	916,106

		10,806,968

Hong Kong (1.74%)
Far East Horizon, Ltd.	1,540,000	1,171,570
Le Saunda Holdings, Ltd.	789,000	285,877
Magic Holdings International, Ltd.	4,000,000	1,634,990
Trinity, Ltd.	1,285,000	793,660
Vitasoy International Holdings, Ltd.	553,483	583,072

		4,469,169

India (0.47%)
MakeMyTrip, Ltd.(a)	79,300	1,214,876

Indonesia (1.16%)
Arwana Citramulia Tbk PT	4,193,000	835,156
Lippo Cikarang Tbk PT(a)	3,533,000	1,387,446

	Shares	Value (Note 2)

Indonesia (continued)
Ultrajaya Milk Industry & Trading Co. Tbk PT	4,428,000	$750,123

		2,972,725

Ireland (0.57%)
Beazley PLC	504,400	1,467,953

Israel (0.79%)
Caesar Stone Sdot Yam, Ltd.(a)	31,700	602,300
Camtek, Ltd.(a)	114,351	161,235
SodaStream International, Ltd.(a)	26,000	1,250,340

		2,013,875

Japan (3.61%)
CMIC Co., Ltd.	60,220	919,977
CyberAgent, Inc.	448	940,141
Daiken Medical Co., Ltd.	23,000	526,174
Kakaku.com, Inc.	20,000	747,991
MonotaRO Co., Ltd.	50,145	1,845,239
Nihon M&A Center, Inc.	13,900	490,973
Simplex Holdings, Inc.	786	246,858
Toridoll Corp.	52,000	643,141
Trancom Co., Ltd.	106,870	2,898,328

		9,258,822

Luxembourg (1.06%)
L’Occitane International SA	900,153	2,704,382

Malaysia (1.63%)
Aeon Credit Service M Bhd	330,080	1,104,870
JobStreet Corp. Bhd	327,600	253,054
My EG Services Bhd	3,040,500	768,199
Padini Holdings Bhd	3,087,650	1,798,728
Uzma Bhd(a)	437,500	240,787

		4,165,638

Netherlands (1.25%)
Brunel International NV	22,745	1,218,024
VistaPrint NV(a)	55,020	1,972,467

		3,190,491

Philippines (0.49%)
Security Bank Corp.	296,700	1,266,727

Russia (0.33%)
Highland Gold Mining, Ltd.	144,690	257,015
MD Medical Group Investments PLC, GDR(a)(b)	40,900	593,050

		850,065

Singapore (2.55%)
ARA Asset Management, Ltd.	728,080	1,005,952
Breadtalk Group, Ltd.	1,338,625	827,413
CSE Global, Ltd.	1,335,550	933,423
Goodpack, Ltd.	387,000	570,658
Parkson Retail Asia, Ltd.	1,055,000	1,355,351

	Shares	Value (Note 2)

Singapore (continued)
Petra Foods, Ltd.	590,000	$1,835,333

		6,528,130

South Africa (0.79%)
Clicks Group, Ltd.	78,785	528,466
Ellies Holdings, Ltd.	310,000	304,977
EOH Holdings, Ltd.	128,300	589,509
Foschini Group, Ltd.	46,035	602,704

		2,025,656

South Korea (2.78%)
Able C&C Co., Ltd.	9,800	683,977
Daum Communications Corp.	12,500	1,172,028
Duksan Hi-Metal Co., Ltd.(a)	11,600	238,088
Handsome Co., Ltd.	20,000	465,597
Hy-Lok Corp.	66,500	1,236,655
Koh Young Technology, Inc.	34,410	957,479
Kolon Life Science, Inc.	3,000	201,942
KONA@I Co., Ltd.	32,000	611,245
Korean Reinsurance Co.	19,200	201,887
LG Fashion Corp.	32,350	843,713
MKTrend Co., Ltd.	39,340	326,953
Vieworks Co., Ltd.	11,800	176,633

		7,116,197

Sweden (1.62%)
AddTech AB, B Shares	50,409	1,534,189
DIBS Payment Services AB	52,699	379,627
HIQ International AB	176,304	1,070,383
Indutrade AB	35,564	1,163,493

		4,147,692

Taiwan (3.37%)
Cub Elecparts, Inc.	155,000	373,766
Global Mixed Mode Technology, Inc.	143,000	481,889
Leadtrend Technology Corp.	93,000	145,044
Pacific Hospital Supply Co.	450,150	1,276,059
Polyronics Tech Corp.	662,200	1,294,056
Power Mate Technology Co., Ltd.	100,000	128,698
Richtek Technology Corp.	34,200	205,595
Sporton International, Inc.	346,086	780,632
Taiwan Hon Chuan Enterprise Co., Ltd.	871,000	2,168,171
Test Research, Inc.	547,234	991,550
TXC Corp.	491,600	792,514

		8,637,974

Thailand (0.23%)
Coastal Energy Co. (London Exchange)(a)	11,888	245,483
Premier Marketing PCL	1,178,000	345,657

		591,140

Turkey (1.40%)
Albaraka Turk Katilim Bankasi AS(a)	1,141,000	1,232,637
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	478,000	845,248

	Shares	Value (Note 2)

Turkey (continued)
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(a)	372,000	$818,559
TAV Havalimanlari Holding AS	110,000	684,861

		3,581,305

United Arab Emirates (0.18%)
Aramex PJSC	755,100	454,335

United States (31.32%)
Abaxis, Inc.	30,130	1,166,634
ABIOMED, Inc.(a)	102,500	1,429,875
Allegiant Travel Co.	7,755	577,515
American Software, Inc., Class A	142,548	1,225,913
Amsurg Corp.(a)	54,030	1,686,276
Ares Capital Corp.	134,742	2,413,229
Astronics Corp.(a)	26,200	600,242
Big 5 Sporting Goods Corp.	44,550	617,909
Cardtronics, Inc.(a)	45,450	1,176,701
Cempra, Inc.(a)	150,600	989,442
Colony Financial, Inc.	55,500	1,194,360
Covance, Inc.(a)	18,132	1,209,586
CRA International, Inc.(a)	57,073	1,060,987
DFC Global Corp.(a)	60,940	1,173,704
Echo Global Logistics, Inc.(a)	31,800	590,526
Ellie Mae, Inc.(a)	77,200	1,546,316
EPAM Systems, Inc.(a)	83,500	1,730,120
ExamWorks Group, Inc.(a)	73,550	1,064,269
ExlService Holdings, Inc.(a)	38,000	1,127,080
First Cash Financial Services, Inc.(a)	36,300	1,935,153
First Republic Bank	33,005	1,177,948
Grand Canyon Education, Inc.(a)	26,300	627,518
ICU Medical, Inc.(a)	8,600	519,870
IDEX Corp.	22,995	1,147,221
Intevac, Inc.(a)	100,000	421,000
Keynote Systems, Inc.	25,000	390,000
Knight Transportation, Inc.	103,595	1,652,340
Linear Technology Corp.	27,870	1,020,599
Littelfuse, Inc.	13,600	870,536
Mad Catz Interactive, Inc.(a)	171,300	98,480
Manitex International, Inc.(a)	100,500	976,860
Manning & Napier, Inc.	179,500	2,530,950
Market Leader, Inc.(a)	128,000	970,240
MarketAxess Holdings, Inc.	48,900	1,848,909
Maxim Integrated Products, Inc.	33,675	1,059,079
Meridian Bioscience, Inc.	59,900	1,254,905
Mesa Laboratories, Inc.	10,300	535,497
Micrel, Inc.	44,175	459,862
Microchip Technology, Inc.	52,745	1,764,320
Misonix, Inc.(a)	85,000	654,500
MSC Industrial Direct Co., Inc., Class A	16,170	1,279,370
Myriad Genetics, Inc.(a)	22,095	597,891
Navigant Consulting, Inc.(a)	95,910	1,105,842
Nu Skin Enterprises, Inc., Class A	58,700	2,486,532
Pegasystems, Inc.	41,300	993,265

	Shares	Value (Note 2)

United States (continued)
Perficient, Inc.(a)	110,896	$1,326,316
Pericom Semiconductor Corp.(a)	170,614	1,206,241
Polypore International, Inc.(a)	24,200	933,878
Portfolio Recovery Associates, Inc.(a)	6,955	743,837
Power Integrations, Inc.	28,175	1,053,745
ReachLocal, Inc.(a)	30,650	402,128
Resources Connection, Inc.	72,675	887,362
RG Barry Corp.	60,400	808,152
Roadrunner Transportation Systems, Inc.(a)	198,500	3,991,835
Robert Half International, Inc.	24,605	867,080
rue21, Inc.(a)	31,900	947,749
SEI Investments Co.	47,700	1,285,992
Silicon Laboratories, Inc.(a)	13,440	586,522
Sonus Networks, Inc.(a)	269,600	611,992
Tetra Tech, Inc.(a)	17,805	510,291
Tilly’s, Inc., Class A(a)	325,646	4,826,074
Trimas Corp.(a)	41,500	1,281,935
Universal Truckload Services, Inc.	128,435	2,304,124
Vera Bradley, Inc.(a)	25,500	644,895
Volterra Semiconductor Corp.(a)	55,435	911,351
WageWorks, Inc.(a)	58,000	1,157,680
Zagg, Inc.(a)	84,100	581,972
Zillow, Inc., Class A(a)	20,000	756,800
Zumiez, Inc.(a)	29,700	626,670

		80,213,992

TOTAL COMMON STOCKS (Cost $203,117,599)		235,986,002

EXCHANGE TRADED FUNDS (0.19%)
Market Vectors® India Small-Cap Index ETF	43,465	479,419

TOTAL EXCHANGE TRADED FUNDS (Cost $549,820)		479,419

SHORT TERM INVESTMENTS (6.65%)
BlackRock Liquidity Funds Treasury Trust Fund
Portfolio - Institutional Class
(7 Day Yield 0.000%)(c)	17,041,253	17,041,253

TOTAL SHORT TERM INVESTMENTS (Cost $17,041,253)		17,041,253

TOTAL INVESTMENTS (98.98%) (Cost $220,708,672)		$253,506,674

Assets In Excess Of Other Liabilities (1.02%)		2,609,533

NET ASSETS (100.00%)		$256,116,207

(a)	Non-Income Producing Security.
(b)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of January 31, 2013, the aggregate market value of those securities was $593,050, representing 0.23% of net assets.

(c)	Less than 0.0005% 7 Day Yield.

Percentages stated as a percent of net assets.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is the Danish term for a stock-based corporation.

Bhd - Berhad is the Malaysian term for public limited company.

ETF - Exchange Traded Fund.

GDR - Global Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL - Public Company Limited.

PLC - Public Limited Company.

PJSC - Public Joint Stock Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

For Fund compliance purposes, the Fund’s country classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine country sub-classifications for reporting ease. Countries are shown as a percentage of net assets. These country classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (90.26%)
Australia (6.73%)
ALS, Ltd.	108,486	$1,272,699
Ausenco, Ltd.	121,374	449,318
Billabong International, Ltd.	495,642	483,258
Countplus, Ltd.	468,767	831,008
Lycopodium, Ltd.	119,502	811,252
Magellan Financial Group, Ltd.	765,057	5,440,987
Navitas, Ltd.	47,280	244,052
The Reject Shop, Ltd.	74,295	1,239,593
Sirtex Medical, Ltd.	68,000	856,595
Super Retail Group, Ltd.	140,348	1,561,601
Webjet, Ltd.	185,318	921,797

		14,112,160

Belgium (2.48%)
Melexis NV	274,090	5,199,035

Brazil (5.35%)
All America Latina Logistica SA	313,600	1,365,361
Banco ABC Brasil SA	235,087	1,716,504
Banco Daycoval SA	570,500	2,945,108
CETIP SA - Mercados Organizados	254,600	3,202,717
Marcopolo SA	43,100	256,044
Tegma Gestao Logistica	101,800	1,738,117

		11,223,851

Britain (10.34%)
Abcam PLC	177,010	1,093,469
Blinkx PLC(a)	2,089,600	1,938,743
Brammer PLC	209,900	1,090,247
Clinigen Group PLC(a)	1,309,000	4,287,073
CVS Group PLC	66,320	183,281
Fidessa Group PLC	7,415	180,988
Halma PLC	141,400	1,032,490
Hunting PLC	96,500	1,296,319
Michael Page International PLC	80,425	519,398
N Brown Group PLC	213,495	1,248,762
Premier Oil PLC(a)	264,780	1,569,312
Robert Walters PLC	116,400	395,064
RPS Group PLC	1,245,790	4,566,105
Sthree PLC	99,116	525,825
Ted Baker PLC	46,378	885,604
Tracsis PLC	83,100	208,238
Ultra Electronics Holdings PLC	25,240	658,501

		21,679,419

Canada (5.30%)
Atrium Innovations, Inc.(a)	41,105	529,576
Gildan Activewear, Inc.	16,500	607,294
Gran Tierra Energy, Inc.(a)	410,950	2,190,363
Home Capital Group, Inc.	42,230	2,567,079

	Shares	Value (Note 2)

Canada (continued)
Pan American Silver Corp.	20,845	$364,066
Richelieu Hardware, Ltd.	54,250	2,148,461
SEMAFO, Inc.	64,575	180,634
ShawCor, Ltd., Class A	23,545	946,616
Stantec, Inc.	22,976	941,247
TransGlobe Energy Corp.(a)	74,480	636,971

		11,112,307

China (4.84%)
AAC Technologies Holdings, Inc.	200,000	773,654
Airtac International Group	131,000	765,329
China Lilang, Ltd.	288,045	189,792
China Medical System Holdings, Ltd.	2,390,923	2,053,221
Golden Eagle Retail Group, Ltd.	386,000	831,189
NQ Mobile, Inc., ADR(a)	78,600	533,694
O2Micro International, Ltd., ADR(a)	280,614	858,679
Pacific Online, Ltd.	4,359,152	1,731,205
Parkson Retail Group, Ltd.	1,245,000	959,989
Tao Heung Holdings, Ltd.	1,400,000	870,103
WuXi PharmaTech Cayman, Inc., ADR(a)	35,800	579,244

		10,146,099

Finland (0.42%)
BasWare OYJ	33,400	880,248

France (1.73%)
1000mercis SA	6,585	363,901
Audika Groupe	35,755	444,213
Neurones	64,220	770,825
Sartorius Stedim Biotech	9,112	1,109,910
Thermador Groupe	11,765	945,685

		3,634,534

Germany (4.85%)
2G energy AG	15,800	742,921
Adler Modemaerkte AG(a)	39,200	317,383
Amadeus Fire AG	10,845	618,608
Bertrandt AG	14,600	1,608,896
CompuGroup Medical AG	71,200	1,566,615
Gerry Weber International AG	15,495	753,616
Nexus AG	54,421	653,948
Softing AG	65,786	650,276
Wirecard AG(a)	109,770	2,499,481
zooplus AG(a)	13,350	758,686

		10,170,430

Hong Kong (3.23%)
Far East Horizon, Ltd.	2,331,000	1,773,332
Le Saunda Holdings, Ltd.	421,000	152,540
Magic Holdings International, Ltd.	5,109,000	2,088,291
Trinity, Ltd.	2,871,000	1,773,228
Vitasoy International Holdings, Ltd.	932,338	982,180

		6,769,571

	Shares	Value (Note 2)

India (0.57%)
MakeMyTrip, Ltd.(a)	78,700	$1,205,684

Indonesia (1.57%)
Arwana Citramulia Tbk PT	5,418,000	1,079,150
Lippo Cikarang Tbk PT(a)	2,850,000	1,119,225
Ultrajaya Milk Industry & Trading Co. Tbk PT	6,466,500	1,095,454

		3,293,829

Ireland (0.97%)
Beazley PLC	506,700	1,474,647
Kentz Corp., Ltd.	85,000	565,660

		2,040,307

Israel (0.81%)
Caesar Stone Sdot Yam, Ltd.(a)	31,500	598,500
Camtek, Ltd.(a)	56,296	79,378
SodaStream International, Ltd.(a)	21,200	1,019,508

		1,697,386

Japan (6.84%)
1st Holdings, Inc.	111,000	739,231
Benefit One, Inc.	424	559,182
CMIC Co., Ltd.	73,355	1,120,640
CyberAgent, Inc.	451	946,437
Daiken Medical Co., Ltd.	32,900	752,658
Kakaku.com, Inc.	30,000	1,121,986
MonotaRO Co., Ltd.	36,045	1,326,387
Nakanishi, Inc.	4,800	556,400
Nihon M&A Center, Inc.	12,600	445,054
Prestige International, Inc.	11,700	106,579
Seria Co., Ltd.	49,000	780,721
Simplex Holdings, Inc.	2,398	753,136
Toridoll Corp.	125,000	1,546,011
Trancom Co., Ltd.	132,290	3,587,722

		14,342,144

Luxembourg (0.86%)
L’Occitane International SA	597,362	1,794,690

Malaysia (3.40%)
Aeon Credit Service M Bhd	575,040	1,924,820
CB Industrial Product Holding Bhd	652,000	556,099
JobStreet Corp. Bhd	283,000	218,603
My EG Services Bhd	5,618,700	1,419,594
Padini Holdings Bhd	3,759,450	2,190,089
Uzma Bhd(a)	1,494,200	822,363

		7,131,568

Netherlands (1.11%)
Brunel International NV	25,675	1,374,930
VistaPrint NV(a)	26,820	961,497

		2,336,427

	Shares	Value (Note 2)

Philippines (0.85%)
Security Bank Corp.	415,800	$1,775,211

Russia (0.60%)
Exillon Energy PLC(a)	66,740	170,417
Highland Gold Mining, Ltd.	102,450	181,983
MD Medical Group Investments PLC, GDR(a)(b)	62,000	899,000

		1,251,400

Singapore (5.16%)
ARA Asset Management, Ltd.	1,112,920	1,537,667
Breadtalk Group, Ltd.	2,180,375	1,347,705
CSE Global, Ltd.	1,610,055	1,125,276
Goodpack, Ltd.	972,000	1,433,281
Parkson Retail Asia, Ltd.	1,681,000	2,159,568
Petra Foods, Ltd.	1,034,000	3,216,499

		10,819,996

South Africa (2.73%)
Clicks Group, Ltd.	78,485	526,454
Ellies Holdings, Ltd.	1,549,240	1,524,135
EOH Holdings, Ltd.	239,856	1,102,084
Foschini Group, Ltd.	54,270	710,519
Pinnacle Technology Holdings, Ltd.	335,600	731,608
Super Group, Ltd.(a)	319,000	641,926
Value Group, Ltd.	817,368	493,439

		5,730,165

South Korea (6.22%)
Able C&C Co., Ltd.	15,860	1,106,926
Daum Communications Corp.	19,900	1,865,868
Duksan Hi-Metal Co., Ltd.(a)	54,900	1,126,813
ENF Technology Co., Ltd.	49,500	536,401
Handsome Co., Ltd.	41,600	968,441
Hy-Lok Corp.	62,028	1,153,493
Koh Young Technology, Inc.	29,100	809,725
Kolon Life Science, Inc.	8,650	582,267
KONA@I Co., Ltd.	56,100	1,071,589
Korean Reinsurance Co.	55,100	579,374
LEENO Industrial, Inc.	24,800	751,567
LG Fashion Corp.	44,470	1,159,812
MKTrend Co., Ltd.	40,660	337,923
Silicon Works Co., Ltd.	9,600	177,643
Vieworks Co., Ltd.	39,500	591,271
Wins Technet Co., Ltd.	16,800	223,707

		13,042,820

Sweden (2.49%)
AddTech AB, B Shares	56,130	1,708,306
DIBS Payment Services AB	83,100	598,627
HIQ International AB	239,900	1,456,489
Indutrade AB	44,450	1,454,203

		5,217,625

	Shares	Value (Note 2)

Taiwan (5.41%)
Cub Elecparts, Inc.	270,000	$651,076
Global Mixed Mode Technology, Inc.	318,500	1,073,299
Leadtrend Technology Corp.	455,000	709,625
Pacific Hospital Supply Co.	554,700	1,572,431
Polyronics Tech Corp.	1,105,300	2,159,952
Power Mate Technology Co., Ltd.	511,400	658,161
Richtek Technology Corp.	121,000	727,397
Sporton International, Inc.	500,208	1,128,270
Taiwan Hon Chuan Enterprise Co., Ltd.	441,800	1,099,768
Test Research, Inc.	449,880	815,152
TXC Corp.	471,900	760,755

		11,355,886

Thailand (0.82%)
Coastal Energy Co. (London Exchange)(a)	5,218	107,750
Coastal Energy Co. (Toronto Exchange)(a)	31,500	693,543
Premier Marketing PCL	3,100,000	909,624

		1,710,917

Turkey (2.67%)
Albaraka Turk Katilim Bankasi AS(a)	2,033,000	2,196,276
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	609,800	1,078,310
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(a)	512,338	1,127,362
TAV Havalimanlari Holding AS	191,100	1,189,791

		5,591,739

United Arab Emirates (0.18%)
Aramex PJSC	626,900	377,198

United States (1.73%)
First Cash Financial Services, Inc.(a)	30,600	1,631,286
Nu Skin Enterprises, Inc., Class A	47,150	1,997,274

		3,628,560

TOTAL COMMON STOCKS (Cost $169,719,049)		189,271,206

EXCHANGE TRADED FUNDS (0.18%)
Market Vectors® India Small-Cap Index ETF	33,770	372,483

TOTAL EXCHANGE TRADED FUNDS (Cost $417,060)		372,483

SHORT TERM INVESTMENTS (9.45%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class (7 Day Yield 0.000%)(c)	19,816,933	19,816,933

TOTAL SHORT TERM INVESTMENTS (Cost $19,816,933)		19,816,933

Value (Note 2)

TOTAL INVESTMENTS (99.89%) (Cost $189,953,042)	$209,460,622

Assets In Excess Of Other Liabilities (0.11%)	226,042

NET ASSETS (100.00%)	$209,686,664

(a)	Non-Income Producing Security.
(b)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of January 31, 2013, the aggregate market value of those securities was $899,000, representing 0.43% of net assets.

(c)	Less than 0.0005% 7 Day Yield.

Percentages stated as a percent of net assets.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is the Danish term for a stock-based corporation.

Bhd - Berhad is the Malaysian term for public limited company.

ETF - Exchange Traded Fund.

GDR - Global Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Julkinen Osakeyhtiö is the Finnish term for a public limited company.

PCL - Public Company Limited.

PLC - Public Limited Company.

PJSC - Public Joint Stock Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

For Fund compliance purposes, the Fund’s country classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine country sub-classifications for reporting ease. Countries are shown as a percentage of net assets. These country classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

January 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2013, the Trust had 26 registered funds. This quarterly report describes the Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund (each a “Fund” and collectively, the “Funds”). The Grandeur Peak Global Opportunities Fund seeks long-term growth of capital and invests primarily in foreign and domestic small and micro cap companies. The Grandeur Peak International Opportunities Fund seeks long-term growth of capital and invests primarily in foreign small and micro cap companies. The Funds offer Investor Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of the Portfolio of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the Portfolio of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds’ portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Funds may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which the Funds’ NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the foreign exchange on which they are traded, but before the Funds price their shares.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of January 31, 2013:

Investments in Securities at Value(a)	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities
Common Stocks	$235,986,002	$–	$–	$235,986,002
Exchange Traded Funds	479,419	–	–	479,419
Short Term Investments	17,041,253	–	–	17,041,253
Total	$253,506,674	$–	$–	$253,506,674

(a) For detailed descriptions of countries, see the accompanying Portfolio of Investments.

Investments in Securities at Value(a)	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities
Common Stocks	$189,271,206	$–	$–	$189,271,206
Exchange Traded Funds	372,483	–	–	372,483
Short Term Investments	19,816,933	–	–	19,816,933
Total	$209,460,622	$–	$–	$209,460,622

(a) For detailed descriptions of countries, see the accompanying Portfolio of Investments.

For the period ended January 31, 2013, the Funds did not have any transfers between Level 1 and Level 2 securities.

For the period ended January 31, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of January 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Grandeur Peak Global Opportunities Fund	Grandeur Peak International Opportunities Fund
Gross appreciation (excess of value over tax cost)	$39,279,941	$24,167,771
Gross depreciation (excess of tax cost over value)	(6,766,214)	(4,760,562)
Net unrealized appreciation	$32,513,727	$19,407,209

Cost of investments for income tax purposes	$220,992,947	$190,053,413

PATHWAY ADVISORS AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (45.81%)
iShares® Dow Jones International Select Dividend Index Fund	2,155	$75,295
SPDR® S&P 500® ETF Trust	273	40,868
Vanguard® FTSE Emerging Markets ETF	385	17,156
Vanguard® Total Stock Market ETF	687	53,070
WisdomTree Emerging Markets SmallCap Dividend Fund	339	16,981

TOTAL EXCHANGE TRADED FUNDS (Cost $190,271)		203,370

OPEN-END MUTUAL FUNDS (44.90%)
Akre Focus Fund - Institutional Class	3,549	57,706
DoubleLine Total Return Bond Fund - Class I	5,855	66,398
Mairs & Power Growth Fund - Investor Class	395	35,358
T. Rowe Price Capital Appreciation Fund	1,728	39,892

TOTAL OPEN-END MUTUAL FUNDS (Cost $191,814)		199,354

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (9.03%)
Dreyfus Cash Management, Institutional Shares	0.043%	40,101	40,101

TOTAL SHORT TERM INVESTMENTS (Cost $40,101)			40,101

TOTAL INVESTMENTS (99.74%) (Cost $422,186)			$442,825

Other Assets In Excess Of Liabilities (0.26%)			1,161
NET ASSETS (100.00%)			$443,986

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

SPDR - Standard & Poor’s Depository Receipts.

See Notes to Quarterly Portfolio of Investments.

PATHWAY ADVISORS CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (17.68%)
iShares® Dow Jones International Select Dividend Index Fund	343	$11,984
SPDR® Barclays Capital High Yield Bond ETF	288	11,756
Vanguard® FTSE Emerging Markets ETF	177	7,887
Vanguard® REIT ETF	174	11,877
Vanguard® Total Stock Market ETF	362	27,965

TOTAL EXCHANGE TRADED FUNDS (Cost $67,938)		71,469

OPEN-END MUTUAL FUNDS (80.59%)
DoubleLine Total Return Bond Fund - Class I	6,296	71,397
Loomis Sayles Bond Fund - Institutional Class	1,560	23,877
Metropolitan West Total Return Bond Fund - Class I	4,017	43,703
PIMCO Real Return Fund - Institutional Class	1,958	23,868
PIMCO Total Return Fund - Institutional Class	4,964	55,552
Templeton Global Bond Fund - Class A	1,781	23,843
Vanguard® Wellesley Income Fund - Class Admiral	1,074	63,644
Vanguard® Wellington Fund - Class Admiral	329	19,904

TOTAL OPEN-END MUTUAL FUNDS (Cost $325,461)		325,788

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.39%)
Dreyfus Cash Management, Institutional Shares	0.043%	5,632	5,632

TOTAL SHORT TERM INVESTMENTS (Cost $5,632)			5,632

TOTAL INVESTMENTS (99.66%) (Cost $399,031)			$402,889

Other Assets In Excess Of Liabilities (0.34%)			1,355
NET ASSETS (100.00%)			$404,244

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

PIMCO - Pacific Investment Management Company, LLC.

REIT - Real Estate Investment Trust.

SPDR - Standard & Poor’s Depository Receipts.

See Notes to Quarterly Portfolio of Investments.

PATHWAY ADVISORS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)

Description		Shares	Value (Note 2)

EXCHANGE TRADED FUNDS (37.16%)
iShares® Dow Jones International Select Dividend Index Fund		1,685	$58,874
iShares® Dow Jones Select Dividend Index Fund		602	36,180
SPDR® S&P 500® ETF Trust		875	130,988
Vanguard® FTSE Emerging Markets ETF		333	14,838
Vanguard® Large-Cap ETF		590	40,480
WisdomTree Emerging Markets SmallCap Dividend Fund		297	14,877

TOTAL EXCHANGE TRADED FUNDS (Cost $284,996)			296,237

OPEN-END MUTUAL FUNDS (54.61%)
DoubleLine Total Return Bond Fund - Class I		11,056	125,373
Metropolitan West Total Return Bond Fund - Class I		3,395	36,934
PIMCO Real Return Fund - Institutional Class		4,236	51,632
PIMCO Total Return Fund - Institutional Class		7,271	81,367
T. Rowe Price Capital Appreciation Fund		2,867	66,198
Vanguard® Wellington Fund - Class Admiral		1,219	73,737

TOTAL OPEN-END MUTUAL FUNDS (Cost $434,827)			435,241

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (8.08%)
Dreyfus Cash Management, Institutional Shares	0.043%	64,417	64,417

TOTAL SHORT TERM INVESTMENTS (Cost $64,417)			64,417

TOTAL INVESTMENTS (99.85%) (Cost $784,240)			$795,895

Other Assets In Excess Of Liabilities (0.15%)			1,201

NET ASSETS (100.00%)			$797,096

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

PIMCO - Pacific Investment Management Company, LLC.

SPDR - Standard & Poor’s Depository Receipts.

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

January 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2013, the Trust had 26 registered funds. This quarterly report describes Pathway Advisors Aggressive Growth Fund, Pathway Advisors Conservative Fund and Pathway Advisors Growth and Income Fund (individually a “Fund” and collectively, the “Funds”). The Pathway Advisors Conservative Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Pathway Advisors Growth and Income Fund seeks total return through growth of capital and income. The Pathway Advisors Aggressive Growth Fund seeks total return through a primary emphasis on growth with a secondary emphasis on income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of the Portfolio of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the Portfolio of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Funds may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which these Funds’ NAV is calculated. In particular, the value of non- U.S securities may be materially affected by events occurring after the close of the foreign exchange on which they are traded, but before the Fund prices its shares.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The Funds that use fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determine its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2013:

Pathway Advisors Aggressive Growth Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$203,370	$–	$–	$203,370
Open-End Mutual Funds	199,354	–	–	199,354
Short Term Investments	40,101	–	–	40,101
Total	$442,825	$–	$–	$442,825

Pathway Advisors Conservative Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$71,469	$–	$–	$71,469
Open-End Mutual Funds	325,788	–	–	325,788
Short Term Investments	5,632	–	–	5,632
Total	$402,889	$–	$–	$402,889

Pathway Advisors Growth and Income Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$296,237	$–	$–	$296,237
Open-End Mutual Funds	435,241	–	–	435,241
Short Term Investments	64,417	–	–	64,417
Total	$795,895	$–	$–	$795,895

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. For the period ended January 31, 2013, the Funds did not have any transfers between Level 1 and Level 2 securities. For the period ended January 31, 2013 the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3)were used in determining fair value is not applicable.

Unrealized Appreciation and Depreciation on Investments:. The differences between book basis and tax basis are primarily due to the deferral of wash sale losses. As of January 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Pathway Advisors Aggressive Growth Fund
Gross appreciation (excess of value over tax cost)	$20,991
Gross depreciation (excess of tax cost over value)	(365)
Net unrealized depreciation	$20,626

Cost of investments for income tax purposes	$422,199

Pathway Advisors Conservative Fund
Gross appreciation (excess of value over tax cost)	$5,687
Gross depreciation (excess of tax cost over value)	(1,829)
Net unrealized depreciation	$3,858

Cost of investments for income tax purposes	$399,031

Pathway Advisors Growth and Income Fund
Gross appreciation (excess of value over tax cost)	$13,985
Gross depreciation (excess of tax cost over value)	(2,330)
Net unrealized depreciation	$11,655

Cost of investments for income tax purposes	$784,240

REDMONT RESOLUTE FUND I
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

Description	Shares	Value (Note 2)

OPEN-END MUTUAL FUNDS (99.35%)
AQR Multi Strategy Alternative Fund, Class I	33,962	$338,266
AQR Risk Parity Fund, Class I	29,613	345,586
ASG Diversifying Strategies Fund, Class A(a)	15,122	136,400
ASG Managed Futures Strategy Fund, Class A	14,907	136,550
BlackRock Global Allocation Fund, Inc., Class I	12,291	250,361
Diamond Hill Long-Short Fund, Class Y	13,090	254,346
FPA Crescent Fund	8,512	249,579
MainStay Marketfield Fund	15,131	251,322
PIMCO Global Multi-Asset Fund, Institutional Class	28,632	332,415
Robeco Boston Partners Long/Short Research Fund, Institutional Class	19,140	242,507
Turner Spectrum Fund, Institutional Class(a)	21,411	239,159

		2,776,491

TOTAL OPEN-END MUTUAL FUNDS (Cost $2,682,336)		2,776,491

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (0.49%)
Dreyfus Treasury Cash Management Fund, Institutional Class	0.010%	13,737	13,737

TOTAL SHORT TERM INVESTMENTS (Cost $13,737)			13,737

TOTAL INVESTMENTS (99.84%) (Cost $2,696,073)			$2,790,228

Other Assets In Excess Of Liabilities (0.16%)			4,594

NET ASSETS (100.00%)			$2,794,822

(a)	Non-income producing security.

Common Abbreviations:

AQR - AQR Capital Management LLC.

ASG - AlphaSimplex Group LLC.

FPA - First Pacific Advisors LLC.

PIMCO - Pacific Investment Management Company.

See Notes to Quarterly Schedule of Investments.

REDMONT RESOLUTE FUND II
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

Description	Shares	Value (Note 2)

OPEN-END MUTUAL FUNDS (92.99%)
AQR Multi Strategy Alternative Fund, Class I	3,976,865	$39,609,579
AQR Risk Parity Fund, Class I	3,391,263	39,576,039
ASG Diversifying Strategies Fund, Class Y(a)	562,521	5,102,069
ASG Managed Futures Strategy Fund, Class Y	2,339,956	21,410,595
BlackRock Global Allocation Fund, Inc., Class I	1,457,230	29,683,781
Diamond Hill Long-Short Fund, Class Y	2,128,879	41,364,110
FPA Crescent Fund	1,024,729	30,045,041
MainStay Marketfield Fund	2,498,597	41,501,690
PIMCO Global Multi-Asset Fund, Institutional Class	3,387,881	39,333,299
Robeco Boston Partners Long/Short Research Fund, Institutional Class	3,178,340	40,269,563
Turner Spectrum Fund, Institutional Class(a)	3,601,201	40,225,416

		368,121,182

TOTAL OPEN-END MUTUAL FUNDS (Cost $355,520,949)		368,121,182

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (0.05%)
Dreyfus Treasury Cash Management Fund, Institutional Class	0.010%	178,211	178,211

TOTAL SHORT TERM INVESTMENTS (Cost $178,211)			178,211

TOTAL INVESTMENTS (93.04%) (Cost $355,699,160)			$368,299,393

Other Assets In Excess Of Liabilities (6.96%)			27,561,959

NET ASSETS (100.00%)			$395,861,352

(a)	Non-income producing security.

Common Abbreviations:

AQR - AQR Capital Management LLC.

ASG - AlphaSimplex Group LLC.

FPA - First Pacific Advisors LLC.

PIMCO - Pacific Investment Management Company.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments

January 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2013, the Trust had 26 registered funds. This quarterly report describes the Redmont Resolute Fund I and Redmont Resolute Fund II (each a “Fund” and collectively, the “Funds”). The Funds seek to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Funds are structured as fund-of-funds and under normal circumstances, the Funds pursue their objectives by investing primarily in managed portfolios of other open-end investment companies registered under the Investment Company of 1940, as amended (the “1940 Act”), that use alternative or hedging strategies. The Redmont Resolute Fund I offers Class A and Class I shares and the Redmont Resolute Fund II offers Class I shares. All classes of shares of a particular Fund have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of Schedule of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realizes upon sale of the securities.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of January 31, 2013:

Redmont Resolute Fund I

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Open-End Mutual Funds	$2,776,491	$–	$–	$2,776,491
Short Term Investments	13,737	–	–	13,737

Total	$2,790,228	$–	$–	$2,790,228

Redmont Resolute Fund II

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Open-End Mutual Funds	$368,121,182	$–	$–	$368,121,182
Short Term Investments	178,211	–	–	178,211

Total	$368,299,393	$–	$–	$368,299,393

(a)	For detailed descriptions of industries, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the fiscal  year. For the nine months ended January 31, 2013, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no level 3 securities held during the period.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of January 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Redmont Resolute Fund I	Redmont Resolute Fund II

Gross appreciation (excess of value over tax cost)	$102,259	$13,347,561
Gross depreciation (excess of tax cost over value)	(11,181)	(1,250,255)
Net unrealized appreciation	$91,078	$12,097,306

Cost of investments for income tax purposes	$2,699,150	$356,202,087

SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)

	Currency	Shares	Value

COMMON STOCKS* (88.6%)

Brazil (5.0%)
Odontoprev SA	BRL	205,700	$1,048,462
Aliansce Shopping Centers SA	BRL	53,500	692,881

Total Brazil			1,741,343

Chile (5.0%)
Sociedad Quimica y Minera de Chile SA ADR	USD	19,000	1,079,960
Corpbanca SA	CLP	26,750,000	384,819
Corpbanca SA/Chile ADR	USD	13,376	288,119

Total Chile			1,752,898

China / Hong Kong (16.5%)
Digital China Holdings, Ltd.	HKD	1,083,000	1,749,963
Hang Lung Properties, Ltd.	HKD	278,000	1,049,787
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	807,000	779,523
Citic Telecom International Holdings, Ltd.	HKD	2,019,000	705,661
Kingdee International Software Group Co., Ltd.(a)	HKD	3,206,000	661,789
Television Broadcasts, Ltd.	HKD	74,000	545,774
Vitasoy International Holdings, Ltd.	HKD	232,000	244,616

Total China / Hong Kong			5,737,113

India (4.3%)
Infosys, Ltd. ADR	USD	28,600	1,507,792

Total India			1,507,792

Indonesia (1.9%)
Perusahaan Gas Negara Persero Tbk PT	IDR	1,385,000	664,911

Total Indonesia			664,911

Japan (5.3%)
Ajinomoto Co., Inc.	JPY	99,500	1,349,602
Hisamitsu Pharmaceutical Co., Inc.	JPY	9,050	484,780

Total Japan			1,834,382

Malaysia (5.0%)
AMMB Holdings Bhd	MYR	433,500	887,370
Hartalega Holdings Bhd	MYR	587,600	847,264

Total Malaysia			1,734,634

	Currency	Shares	Value

Mexico (4.2%)
Grupo Herdez SAB de CV	MXN	230,347	$728,293
Kimberly-Clark de Mexico SAB de CV, Class A	MXN	255,100	718,877

Total Mexico			1,447,170

Poland (11.0%)
PGE SA	PLN	308,000	1,698,672
Bank Pekao SA	PLN	25,500	1,254,221
Asseco Poland SA	PLN	59,408	864,682

Total Poland			3,817,575

Singapore (8.7%)
SIA Engineering Co., Ltd.	SGD	410,000	1,639,773
Hong Leong Finance, Ltd.	SGD	350,000	763,413
Singapore Technologies Engineering, Ltd.	SGD	203,000	642,972

Total Singapore			3,046,158

South Africa (1.3%)
Life Healthcare Group Holdings, Ltd.	ZAR	132,902	467,425

Total South Africa			467,425

South Korea (3.7%)
Sindoh Co., Ltd.	KRW	22,700	1,302,890

Total South Korea			1,302,890

Taiwan (3.8%)
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	183,000	627,090
Taiwan Hon Chuan Enterprise Co., Ltd.	TWD	232,000	578,091
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	USD	7,000	124,180

Total Taiwan			1,329,361

Thailand (7.0%)
Bangkok Bank PCL NVDR	THB	159,500	1,118,504
PTT PCL	THB	78,500	897,801
Thai Reinsurance PCL(a)	THB	2,395,000	421,941

Total Thailand			2,438,246

Turkey (3.0%)
Aselsan Elektronik Sanayi Ve Ticaret AS	TRY	224,774	1,041,586

Total Turkey			1,041,586

Vietnam (2.9%)
PetroVietnam Drilling and Well Services JSC	VND	240,000	529,751

	Currency	Shares	Value

Vietnam (continued)
Bao Viet Holdings	VND	190,000	$480,619

Total Vietnam			1,010,370

TOTAL COMMON STOCKS (Cost $28,470,558)			30,873,854

PREFERRED STOCKS* (5.7%)
Brazil (1.1%)
Vale SA	BRL	20,000	387,575

Total Brazil			387,575

South Korea (4.6%)
S-Oil Corp.	KRW	15,840	848,155
Samsung Fire & Marine Insurance Co., Ltd.	KRW	9,832	739,482

Total South Korea			1,587,637

TOTAL PREFERRED STOCKS (Cost $1,918,894)			1,975,212

	Currency	Rate	Maturity Date	Principal Amount	Value

CONVERTIBLE CORPORATE BOND (2.5%)
India (0.3%)
Tata Power Co., Ltd., Series TPWR	USD	1.75%	11/21/14	$100,000	105,550

Total India					105,550

Singapore (1.4%)
Olam International, Ltd.	USD	6.00%	10/15/16	500,000	472,500

Total Singapore					472,500

South Africa (0.8%)
Steinhoff International Holdings, Ltd., Series SHF	ZAR	9.63%	07/20/15	2,000,000	291,908

Total South Africa					291,908

TOTAL CONVERTIBLE CORPORATE BOND (Cost $937,570)					869,958

	Currency	Shares	Value
RIGHTS (0.0%)(b)
Corpbanca SA, Strike Price 6.25 (expiration 02/13/13)(a)	CLP	4,285,716	$4,801

			4,801

TOTAL RIGHTS (Cost $–)			4,801

	Currency	Shares	Value
WARRANTS (0.0%)(b)
Hartalega Holdings, Strike Price 4.14 (expiration 05/29/15) (a)	MYR	6,860	2,197

			2,197

TOTAL WARRANTS (Cost $–)			2,197

TOTAL INVESTMENTS (Cost $31,327,022) (96.8%)			$33,726,022

Cash and Other Assets, Less Liabilities (3.2%)			1,102,777

NET ASSETS (100.0%)			$34,828,799

*	Certain securities were fair valued in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board (Note 2).
(a)	Non-income producing security.
(b)	Less than 0.05%.

Currency Abbreviations

BRL	-	Brazil Real
CLP	-	Chilean Peso
HKD	-	Hong Kong Dollar
IDR	-	Indonesia Rupiah
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkey Lira
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnamese Dong
ZAR	-	South Africa Rand

Common Abbreviations:

ADR	-	American Depositary Receipt.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.

JSC	-	Joint Stock Company.
Ltd.	-	Limited.
NVDR	-	Non-Voting Depository Receipt.
PCL	-	Public Company Limited.
PT	-	Perseroan Terbata, Limited Liability Company in Indonesia.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	-	A variable capital company.

For Fund compliance purposes, the Fund’s country classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine country sub-classifications for reporting ease. Countries are shown as a percentage of net assets. These country classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

January 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2013, the Trust had 26 registered funds. This quarterly report describes the Seafarer Overseas Growth and Income Fund (the “Fund”). The Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns. The Fund offers Investor Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of Portfolio of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the Portfolio of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investment may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Fund’s valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of the non-U.S. securities may be materially affected by events occurring after the close of the foreign exchange on which they are traded, but before the Fund prices its shares.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of January 31, 2013:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Brazil	$1,048,462	$692,881	$–	$1,741,343
Chile	1,752,898	–	–	1,752,898
China / Hong Kong	–	5,737,113	–	5,737,113
India	1,507,792	–	–	1,507,792
Indonesia	–	664,911	–	664,911
Japan	–	1,834,382	–	1,834,382
Malaysia	1,734,634	–	–	1,734,634
Mexico	1,447,170	–	–	1,447,170
Poland	–	3,817,575	–	3,817,575
Singapore	–	3,046,158	–	3,046,158
South Africa	467,425	–	–	467,425
South Korea	1,302,890	–	–	1,302,890
Taiwan	124,180	1,205,181	–	1,329,361
Thailand	–	2,438,246	–	2,438,246
Turkey	–	1,041,586	–	1,041,586
Vietnam	529,751	480,619	–	1,010,370
Preferred Stocks
Brazil	–	387,575	–	387,575
South Korea	739,482	848,155	–	1,587,637
Convertible Corporate
Bond	–	869,958	–	869,958
Rights	4,801	–	–	4,801
Warrants	2,197	–	–	2,197

Total	$10,661,682	$23,064,340	$–	$33,726,022

(a)	For detailed descriptions of countries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the beginning of the annual period in which the transfer occurred. For the nine months ended January 31, 2013, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. Security amounts the Fund transferred between Levels 1 and 2 at January 31, 2013 were as follows:

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$2,202,059	$-	$-	$(2,202,059)
Total	$2,202,059	$-	$-	$(2,202,059)

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of January 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$2,985,625
Gross depreciation (excess of tax cost over value)	(586,625)
Net unrealized appreciation	$2,399,000
Cost of investments for income tax purposes	$31,327,022

VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (98.38%)
Communications (20.01%)
Internet (4.00%)
Google, Inc., Class A(a)	21,014	$15,880,070

Media (11.53%)
Discovery Communications, Inc., Class C(a)	249,035	15,866,020
Time Warner, Inc.	231,735	11,707,252
The Walt Disney Co.	337,138	18,164,995

		45,738,267

Telecommunications (4.48%)
Cisco Systems, Inc.	862,731	17,746,377

TOTAL COMMUNICATIONS		79,364,714

Consumer, Cyclical (4.45%)
Lodging (4.45%)
Intercontinental Hotels Group PLC, ADR	601,502	17,660,110

TOTAL CONSUMER, CYCLICAL		17,660,110

Consumer, Non-cyclical (12.99%)
Beverages (3.43%)
The Coca-Cola Co.	364,920	13,589,621

Commercial Services (4.04%)
Mastercard, Inc., Class A	30,905	16,021,152

Food (5.52%)
Tesco PLC	3,109,946	17,819,990
Unilever NV, New York Registry Shares	100,985	4,087,873

		21,907,863

TOTAL CONSUMER, NON-CYCLICAL		51,518,636

Financials (29.60%)
Banks (4.84%)
The Bank of New York Mellon Corp.	706,147	19,178,952

Diversified Financial Services (17.41%)
CME Group, Inc.	339,395	19,630,607
Franklin Resources, Inc.	142,389	19,490,206
The NASDAQ OMX Group, Inc.	659,336	18,672,396
Visa, Inc., Class A	71,401	11,274,932

		69,068,141

Insurance (7.35%)
The Chubb Corp.	142,392	11,435,502
Everest Re Group, Ltd.	153,020	17,721,246

		29,156,748

TOTAL FINANCIALS		117,403,841

	Shares	Value (Note 2)

Industrials (12.40%)
Aerospace/Defense (3.39%)
United Technologies Corp.	153,414	$13,434,464

Miscellaneous Manufacturers (9.01%)
Dover Corp.	262,251	18,142,524
Parker Hannifin Corp.	189,080	17,578,768

		35,721,292

TOTAL INDUSTRIALS		49,155,756

Technology (18.93%)
Computers (6.46%)
Apple, Inc.	56,305	25,636,230

Software (12.47%)
Check Point Software Technologies, Ltd.(a)	284,594	14,229,700
Microsoft Corp.	630,431	17,317,940
Oracle Corp.	503,891	17,893,169

		49,440,809

TOTAL TECHNOLOGY		75,077,039

TOTAL COMMON STOCKS
(Cost $331,530,977)		390,180,096

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.68%)
Money Market Fund (1.68%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	6,657,317	6,657,317

TOTAL SHORT TERM INVESTMENTS
(Cost $6,657,317)			6,657,317

TOTAL INVESTMENTS (100.06%)
(Cost $338,188,294)			$396,837,413

Liabilities In Excess Of Other Assets (-0.06%)			(241,295)

NET ASSETS (100.00%)			$396,596,118

(a)	Non-Income Producing Security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

January 31, 2013 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (95.49%)
Basic Materials (4.04%)
Chemicals (4.04%)
KMG Chemicals, Inc.	483,360	$9,449,688

TOTAL BASIC MATERIALS		9,449,688

Communications (5.37%)
Internet (0.84%)
Boingo Wireless, Inc.(a)	252,109	1,951,324

Telecommunications (4.53%)
NeuStar, Inc., Class A(a)	234,976	10,606,816

TOTAL COMMUNICATIONS		12,558,140

Consumer, Cyclical (12.69%)
Apparel (4.45%)
Iconix Brand Group, Inc.(a)	432,430	10,399,942

Leisure Time (2.18%)
Interval Leisure Group, Inc.	257,956	5,107,529

Retail (6.06%)
Jos A Bank Clothiers, Inc.(a)	236,652	9,593,872
Sonic Corp.(a)	410,963	4,586,347

		14,180,219

TOTAL CONSUMER, CYCLICAL		29,687,690

Consumer, Non-cyclical (16.87%)
Commercial Services (9.66%)
Heartland Payment Systems, Inc.	342,935	10,891,615
Universal Technical Institute, Inc.	1,036,452	11,711,908

		22,603,523

Household Products/Wares (7.21%)
Jarden Corp.	116,375	6,847,505
Tupperware Brands Corp.	131,573	10,025,863

		16,873,368

TOTAL CONSUMER, NON-CYCLICAL		39,476,891

Financials (31.70%)
Diversified Financial Services (17.83%)
Eaton Vance Corp.	319,459	11,564,416
Janus Capital Group, Inc.	981,387	9,126,899
The NASDAQ OMX Group, Inc.	376,203	10,654,069
Netspend Holdings, Inc.(a)	955,009	10,352,297

		41,697,681

Insurance (13.87%)
Endurance Specialty Holdings, Ltd.	240,148	10,307,152
Everest Re Group, Ltd.	80,810	9,358,606

		Shares	Value (Note 2)

Insurance (continued)
The Navigators Group, Inc.(a)		193,605	$10,499,199
ProAssurance Corp.		50,812	2,288,573

			32,453,530

TOTAL FINANCIALS			74,151,211

Industrials (16.43%)
Aerospace/Defense (2.91%)
Curtiss-Wright Corp.		190,657	6,796,922

Electronics (2.89%)
Ituran Location and Control, Ltd.		474,457	6,765,757

Hand & Machine Tools (2.99%)
Lincoln Electric Holdings, Inc.		129,602	6,989,436

Machinery-Diversified (5.17%)
Altra Holdings, Inc.		273,718	6,555,546
IDEX Corp.		111,264	5,550,961

			12,106,507

Miscellaneous Manufacturers (2.47%)
Donaldson Co., Inc.		153,928	5,789,232

TOTAL INDUSTRIALS			38,447,854

Technology (8.39%)
Software (8.39%)
Dun & Bradstreet Corp.		141,227	11,515,649
Fair Isaac Corp.		180,024	8,113,682

			19,629,331

TOTAL TECHNOLOGY			19,629,331

TOTAL COMMON STOCKS (Cost $193,516,098)			223,400,805

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (4.41%)
Money Market Fund (4.41%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	10,320,879	10,320,879

TOTAL SHORT TERM INVESTMENTS (Cost $10,320,879)			10,320,879

TOTAL INVESTMENTS (99.90%) (Cost $203,836,977)			$233,721,684

Other Assets In Excess Of Liabilities (0.10%)			224,055

NET ASSETS (100.00%)			$233,945,739

(a) Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

January 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2013, the Trust had 26 registered funds. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Vulcan Value Partners Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded mid- and large- capitalization U.S. companies believed to be both undervalued and possessing a sustainable competitive advantage. The Vulcan Value Partners Small Cap Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded small-capitalization U.S. companies believed to be both undervalued and possessing a sustainable competitive advantage.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of Statement of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Statement of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable asset value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Funds may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which the Funds’ NAV is calculated, In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the foreign exchange on which they are traded, but before the Funds prices its shares.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which each Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2013.

Vulcan Value Partners Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$390,180,096	$–	$–	$390,180,096
Short Term Investments	6,657,317	–	–	6,657,317

TOTAL	$396,837,413	$–	$–	$396,837,413

Vulcan Value Partners Small Cap Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$223,400,805	$–	$–	$223,400,805
Short Term Investments	10,320,879	–	–	10,320,879

TOTAL	$233,721,684	$–	$–	$233,721,684

(a) For detailed descriptions, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. For the nine months ended January 31, 2013, the Funds did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2013 the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of January 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund

Gross appreciation (excess of value over tax cost)	$63,292,363	$32,148,586
Gross depreciation (excess of tax cost over value)	(4,849,496)	(2,370,908)
Net unrealized appreciation	58,442,867	29,777,678
Cost of investments for income tax purposes	$338,394,546	$203,944,006

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 28, 2013

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	March 28, 2013